UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04917

Morgan Stanley Mortgage Securities Trust

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Mortgage Securities Trust Class A - MTGAX

Morgan Stanley Mortgage Securities Trust Class C - MSMTX

Morgan Stanley Mortgage Securities Trust Class I - MTGDX

Morgan Stanley Mortgage Securities Trust Class L - MTGCX

Morgan Stanley Mortgage Securities Trust Class R6 - MORGX

Morgan Stanley Mortgage Securities Trust

Class A MTGAX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.94%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities (MBS) Index:

↑ Sector selection and an overweight to credit-oriented positions, as credit-oriented spreads tightened significantly over this period.

↑ An overweight to U.S. non-agency residential mortgage-backed securities (RMBS), as spreads in this sector tightened materially over this period and the high cash flow carry of the underlying securities led to strong sector-level returns.

↑ An overweight to global commercial mortgage-backed securities (CMBS), which had the second-highest sector-level return as spreads tightened materially over the period and the securities’ high cash flow carry also led to high sector level returns.

↓ An underweight to lower-coupon agency mortgage-backed securities (MBS), as these coupons have longer interest rate duration and thus benefited more from the large decrease in interest rates over the period.

↓ An overall underweight to interest rate duration, as interest rates fell materially over the period.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
10/14	$9,677	$10,000	$10,000
11/14	$9,753	$10,054	$10,065
12/14	$9,787	$10,036	$10,081
1/15	$9,855	$10,227	$10,167
2/15	$9,857	$10,167	$10,150
3/15	$9,914	$10,209	$10,188
4/15	$9,931	$10,197	$10,192
5/15	$9,919	$10,180	$10,190
6/15	$9,840	$10,066	$10,112
7/15	$9,918	$10,125	$10,176
8/15	$9,922	$10,095	$10,184
9/15	$9,948	$10,134	$10,244
10/15	$9,949	$10,167	$10,250
11/15	$9,951	$10,130	$10,237
12/15	$9,942	$10,079	$10,233
1/16	$9,978	$10,190	$10,366
2/16	$9,923	$10,263	$10,405
3/16	$10,014	$10,388	$10,435
4/16	$10,138	$10,459	$10,452
5/16	$10,153	$10,467	$10,466
6/16	$10,247	$10,652	$10,551
7/16	$10,372	$10,739	$10,573
8/16	$10,467	$10,751	$10,585
9/16	$10,634	$10,753	$10,614
10/16	$10,612	$10,682	$10,586
11/16	$10,474	$10,442	$10,405
12/16	$10,484	$10,473	$10,404
1/17	$10,579	$10,510	$10,401
2/17	$10,647	$10,591	$10,451
3/17	$10,696	$10,588	$10,454
4/17	$10,801	$10,675	$10,522
5/17	$10,908	$10,758	$10,587
6/17	$10,929	$10,749	$10,545
7/17	$10,982	$10,802	$10,592
8/17	$11,091	$10,895	$10,670
9/17	$11,082	$10,857	$10,646
10/17	$11,098	$10,870	$10,642
11/17	$11,105	$10,854	$10,627
12/17	$11,148	$10,901	$10,662
1/18	$11,085	$10,797	$10,537
2/18	$11,044	$10,694	$10,468
3/18	$11,122	$10,748	$10,535
4/18	$11,090	$10,676	$10,482
5/18	$11,176	$10,735	$10,555
6/18	$11,181	$10,719	$10,560
7/18	$11,158	$10,741	$10,549
8/18	$11,218	$10,794	$10,613
9/18	$11,155	$10,748	$10,548
10/18	$11,135	$10,658	$10,481
11/18	$11,165	$10,706	$10,576
12/18	$11,332	$10,874	$10,767
1/19	$11,386	$11,024	$10,853
2/19	$11,417	$11,036	$10,843
3/19	$11,553	$11,235	$11,001
4/19	$11,597	$11,251	$10,994
5/19	$11,749	$11,423	$11,136
6/19	$11,817	$11,585	$11,216
7/19	$11,848	$11,619	$11,262
8/19	$11,985	$11,882	$11,362
9/19	$12,000	$11,830	$11,370
10/19	$12,031	$11,869	$11,410
11/19	$12,043	$11,866	$11,420
12/19	$12,053	$11,884	$11,451
1/20	$12,191	$12,097	$11,531
2/20	$12,286	$12,278	$11,651
3/20	$11,235	$12,039	$11,774
4/20	$11,407	$12,280	$11,849
5/20	$11,617	$12,394	$11,863
6/20	$11,914	$12,498	$11,852
7/20	$12,102	$12,717	$11,874
8/20	$12,129	$12,644	$11,878
9/20	$12,255	$12,621	$11,866
10/20	$12,237	$12,576	$11,861
11/20	$12,333	$12,740	$11,869
12/20	$12,419	$12,784	$11,895
1/21	$12,468	$12,704	$11,904
2/21	$12,423	$12,540	$11,824
3/21	$12,392	$12,394	$11,764
4/21	$12,502	$12,498	$11,829
5/21	$12,537	$12,546	$11,808
6/21	$12,532	$12,637	$11,803
7/21	$12,613	$12,764	$11,877
8/21	$12,618	$12,756	$11,857
9/21	$12,569	$12,647	$11,815
10/21	$12,531	$12,636	$11,792
11/21	$12,541	$12,652	$11,781
12/21	$12,509	$12,643	$11,771
1/22	$12,403	$12,366	$11,596
2/22	$12,332	$12,197	$11,484
3/22	$11,990	$11,870	$11,185
4/22	$11,802	$11,427	$10,793
5/22	$11,851	$11,490	$10,912
6/22	$11,736	$11,261	$10,737
7/22	$11,919	$11,544	$11,082
8/22	$11,732	$11,244	$10,703
9/22	$11,306	$10,759	$10,163
10/22	$11,183	$10,641	$10,018
11/22	$11,452	$11,038	$10,426
12/22	$11,422	$11,001	$10,380
1/23	$11,725	$11,342	$10,722
2/23	$11,516	$11,063	$10,439
3/23	$11,821	$11,323	$10,643
4/23	$11,919	$11,392	$10,698
5/23	$11,847	$11,274	$10,619
6/23	$11,734	$11,256	$10,574
7/23	$11,770	$11,267	$10,566
8/23	$11,799	$11,200	$10,479
9/23	$11,642	$10,932	$10,145
10/23	$11,534	$10,768	$9,936
11/23	$11,964	$11,253	$10,454
12/23	$12,367	$11,680	$10,904
1/24	$12,397	$11,652	$10,854
2/24	$12,269	$11,512	$10,677
3/24	$12,396	$11,625	$10,790
4/24	$12,173	$11,353	$10,464
5/24	$12,412	$11,542	$10,673
6/24	$12,579	$11,647	$10,798
7/24	$12,854	$11,911	$11,082
8/24	$13,043	$12,087	$11,261
9/24	$13,213	$12,253	$11,395
10/24	$13,051	$11,974	$11,072

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	13.10%	1.64%	3.04%
Class A with maximum 3.25% front end sales charge	9.49%	0.96%	2.70%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	11.44%	(0.60)%	1.02%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$470,249,729
# of Portfolio Holdings	645
Portfolio Turnover Rate	383%
Total Advisory Fees Paid	$1,272,595

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.4%
Corporate Bonds	1.2%
Commercial Mortgage-Backed Securities	2.7%
Collateralized Mortgage Obligations - Agency Collateral Series	3.1%
Asset-Backed Securities	15.2%
Short-Term Investments	17.2%
Agency Fixed Rate Mortgages	26.0%
Mortgages - Other	34.2%

Credit Quality (% of net assets)Footnote Referencea

AAA
51.7%
AA
2.5%
A
4.2%
BBB
3.2%
BB
2.0%
Not Rated
40.4%
B or Below
3.6%
Cash & Equivalents
-7.2%

Value	Value
Cash & Equivalents	-7.2%
B or Below	3.6%
Not Rated	40.4%
BB	2.0%
BBB	3.2%
A	4.2%
AA	2.5%
AAA	51.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MTGAX -TSR-AR

Morgan Stanley Mortgage Securities Trust

Class C MSMTX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.74%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities (MBS) Index:

↑ Sector selection and an overweight to credit-oriented positions, as credit-oriented spreads tightened significantly over this period.

↑ An overweight to U.S. non-agency residential mortgage-backed securities (RMBS), as spreads in this sector tightened materially over this period and the high cash flow carry of the underlying securities led to strong sector-level returns.

↑ An overweight to global commercial mortgage-backed securities (CMBS), which had the second-highest sector-level return as spreads tightened materially over the period and the securities’ high cash flow carry also led to high sector level returns.

↓ An underweight to lower-coupon agency mortgage-backed securities (MBS), as these coupons have longer interest rate duration and thus benefited more from the large decrease in interest rates over the period.

↓ An overall underweight to interest rate duration, as interest rates fell materially over the period.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
4/15	$10,000	$10,000	$10,000
5/15	$9,966	$10,000	$10,000
6/15	$9,892	$9,871	$9,921
7/15	$9,952	$9,929	$9,984
8/15	$9,960	$9,899	$9,992
9/15	$9,979	$9,938	$10,051
10/15	$9,975	$9,970	$10,057
11/15	$9,972	$9,933	$10,044
12/15	$9,954	$9,884	$10,041
1/16	$9,997	$9,993	$10,171
2/16	$9,923	$10,064	$10,209
3/16	$10,020	$10,187	$10,239
4/16	$10,126	$10,257	$10,256
5/16	$10,134	$10,265	$10,269
6/16	$10,222	$10,445	$10,352
7/16	$10,341	$10,531	$10,373
8/16	$10,429	$10,543	$10,385
9/16	$10,590	$10,545	$10,414
10/16	$10,562	$10,475	$10,387
11/16	$10,415	$10,240	$10,209
12/16	$10,419	$10,270	$10,209
1/17	$10,506	$10,307	$10,205
2/17	$10,569	$10,386	$10,254
3/17	$10,610	$10,383	$10,257
4/17	$10,709	$10,469	$10,324
5/17	$10,808	$10,550	$10,388
6/17	$10,821	$10,541	$10,346
7/17	$10,868	$10,593	$10,393
8/17	$10,968	$10,684	$10,469
9/17	$10,952	$10,647	$10,445
10/17	$10,958	$10,660	$10,442
11/17	$10,970	$10,644	$10,427
12/17	$10,993	$10,690	$10,461
1/18	$10,936	$10,588	$10,338
2/18	$10,888	$10,487	$10,271
3/18	$10,947	$10,540	$10,336
4/18	$10,907	$10,470	$10,284
5/18	$10,985	$10,527	$10,356
6/18	$10,983	$10,512	$10,361
7/18	$10,953	$10,534	$10,350
8/18	$11,004	$10,585	$10,413
9/18	$10,949	$10,540	$10,349
10/18	$10,907	$10,452	$10,284
11/18	$10,931	$10,499	$10,376
12/18	$11,088	$10,663	$10,565
1/19	$11,149	$10,810	$10,648
2/19	$11,160	$10,822	$10,639
3/19	$11,287	$11,017	$10,794
4/19	$11,323	$11,033	$10,787
5/19	$11,466	$11,202	$10,927
6/19	$11,527	$11,360	$11,005
7/19	$11,562	$11,394	$11,050
8/19	$11,677	$11,652	$11,148
9/19	$11,684	$11,601	$11,156
10/19	$11,706	$11,639	$11,196
11/19	$11,712	$11,637	$11,205
12/19	$11,714	$11,654	$11,236
1/20	$11,842	$11,863	$11,314
2/20	$11,929	$12,041	$11,431
3/20	$10,893	$11,806	$11,552
4/20	$11,053	$12,042	$11,626
5/20	$11,253	$12,155	$11,640
6/20	$11,549	$12,256	$11,629
7/20	$11,711	$12,471	$11,650
8/20	$11,729	$12,399	$11,655
9/20	$11,844	$12,377	$11,642
10/20	$11,819	$12,333	$11,638
11/20	$11,906	$12,494	$11,646
12/20	$11,980	$12,537	$11,671
1/21	$12,021	$12,458	$11,680
2/21	$11,970	$12,297	$11,602
3/21	$11,931	$12,154	$11,542
4/21	$12,029	$12,256	$11,606
5/21	$12,042	$12,303	$11,586
6/21	$12,043	$12,393	$11,581
7/21	$12,112	$12,517	$11,653
8/21	$12,110	$12,509	$11,634
9/21	$12,054	$12,402	$11,592
10/21	$12,010	$12,392	$11,570
11/21	$12,012	$12,407	$11,559
12/21	$11,972	$12,399	$11,549
1/22	$11,861	$12,127	$11,378
2/22	$11,786	$11,961	$11,268
3/22	$11,448	$11,640	$10,975
4/22	$11,274	$11,206	$10,589
5/22	$11,314	$11,268	$10,707
6/22	$11,196	$11,043	$10,535
7/22	$11,365	$11,320	$10,874
8/22	$11,177	$11,026	$10,502
9/22	$10,761	$10,551	$9,972
10/22	$10,635	$10,435	$9,829
11/22	$10,886	$10,824	$10,230
12/22	$10,850	$10,788	$10,185
1/23	$11,138	$11,122	$10,521
2/23	$10,934	$10,849	$10,243
3/23	$11,213	$11,104	$10,442
4/23	$11,303	$11,171	$10,496
5/23	$11,212	$11,056	$10,419
6/23	$11,108	$11,038	$10,375
7/23	$11,138	$11,049	$10,367
8/23	$11,155	$10,983	$10,282
9/23	$11,001	$10,721	$9,954
10/23	$10,892	$10,560	$9,749
11/23	$11,291	$11,035	$10,257
12/23	$11,649	$11,454	$10,699
1/24	$11,685	$11,426	$10,649
2/24	$11,557	$11,289	$10,476
3/24	$11,670	$11,400	$10,587
4/24	$11,451	$11,134	$10,267
5/24	$11,654	$11,318	$10,472
6/24	$11,805	$11,422	$10,594
7/24	$12,073	$11,681	$10,874
8/24	$12,228	$11,853	$11,049
9/24	$12,398	$12,015	$11,180
10/24	$12,235	$11,743	$10,864

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C	12.33%	0.89%	2.15%
Class C with maximum 1% deferred sales charge	11.33%	0.89%	2.15%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.70%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	11.44%	(0.60)%	0.88%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$470,249,729
# of Portfolio Holdings	645
Portfolio Turnover Rate	383%
Total Advisory Fees Paid	$1,272,595

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.4%
Corporate Bonds	1.2%
Commercial Mortgage-Backed Securities	2.7%
Collateralized Mortgage Obligations - Agency Collateral Series	3.1%
Asset-Backed Securities	15.2%
Short-Term Investments	17.2%
Agency Fixed Rate Mortgages	26.0%
Mortgages - Other	34.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-7.2%
B or Below	3.6%
Not Rated	40.4%
BB	2.0%
BBB	3.2%
A	4.2%
AA	2.5%
AAA	51.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MSMTX -TSR-AR

Morgan Stanley Mortgage Securities Trust

Class I MTGDX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.64%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities (MBS) Index:

↑ Sector selection and an overweight to credit-oriented positions, as credit-oriented spreads tightened significantly over this period.

↑ An overweight to U.S. non-agency residential mortgage-backed securities (RMBS), as spreads in this sector tightened materially over this period and the high cash flow carry of the underlying securities led to strong sector-level returns.

↑ An overweight to global commercial mortgage-backed securities (CMBS), which had the second-highest sector-level return as spreads tightened materially over the period and the securities’ high cash flow carry also led to high sector level returns.

↓ An underweight to lower-coupon agency mortgage-backed securities (MBS), as these coupons have longer interest rate duration and thus benefited more from the large decrease in interest rates over the period.

↓ An overall underweight to interest rate duration, as interest rates fell materially over the period.

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$1,006,989	$1,005,397	$1,006,547
12/14	$1,010,901	$1,003,580	$1,008,106
1/15	$1,018,245	$1,022,684	$1,016,658
2/15	$1,018,705	$1,016,723	$1,015,006
3/15	$1,024,973	$1,020,920	$1,018,761
4/15	$1,028,240	$1,019,735	$1,019,187
5/15	$1,025,984	$1,017,951	$1,018,954
6/15	$1,017,975	$1,006,590	$1,011,183
7/15	$1,026,448	$1,012,452	$1,017,555
8/15	$1,027,057	$1,009,468	$1,018,413
9/15	$1,031,323	$1,013,420	$1,024,368
10/15	$1,031,612	$1,016,659	$1,025,045
11/15	$1,030,884	$1,012,952	$1,023,653
12/15	$1,030,212	$1,007,891	$1,023,318
1/16	$1,035,538	$1,019,017	$1,036,598
2/16	$1,030,031	$1,026,256	$1,040,471
3/16	$1,039,890	$1,038,833	$1,043,544
4/16	$1,052,066	$1,045,911	$1,045,237
5/16	$1,053,894	$1,046,728	$1,046,589
6/16	$1,064,168	$1,065,155	$1,055,092
7/16	$1,077,591	$1,073,933	$1,057,253
8/16	$1,087,930	$1,075,091	$1,058,470
9/16	$1,105,893	$1,075,347	$1,061,383
10/16	$1,103,902	$1,068,213	$1,058,595
11/16	$1,089,520	$1,044,202	$1,040,458
12/16	$1,090,962	$1,047,304	$1,040,444
1/17	$1,101,255	$1,050,999	$1,040,090
2/17	$1,108,754	$1,059,108	$1,045,064
3/17	$1,115,603	$1,058,753	$1,045,366
4/17	$1,125,668	$1,067,538	$1,052,182
5/17	$1,137,252	$1,075,775	$1,058,714
6/17	$1,139,811	$1,074,863	$1,054,462
7/17	$1,147,121	$1,080,216	$1,059,225
8/17	$1,157,657	$1,089,536	$1,066,967
9/17	$1,157,001	$1,085,702	$1,064,578
10/17	$1,158,889	$1,087,005	$1,064,244
11/17	$1,159,951	$1,085,360	$1,062,708
12/17	$1,164,845	$1,090,145	$1,066,179
1/18	$1,159,829	$1,079,655	$1,053,680
2/18	$1,155,699	$1,069,417	$1,046,772
3/18	$1,162,985	$1,074,811	$1,053,456
4/18	$1,159,842	$1,067,639	$1,048,163
5/18	$1,169,306	$1,073,462	$1,055,492
6/18	$1,170,145	$1,071,905	$1,056,003
7/18	$1,168,030	$1,074,148	$1,054,883
8/18	$1,176,134	$1,079,440	$1,061,277
9/18	$1,169,753	$1,074,815	$1,054,758
10/18	$1,166,469	$1,065,824	$1,048,107
11/18	$1,170,039	$1,070,617	$1,057,552
12/18	$1,189,550	$1,087,367	$1,076,731
1/19	$1,195,691	$1,102,360	$1,085,267
2/19	$1,199,278	$1,103,561	$1,084,284
3/19	$1,212,580	$1,123,489	$1,100,064
4/19	$1,217,600	$1,125,062	$1,099,415
5/19	$1,234,240	$1,142,296	$1,113,624
6/19	$1,241,842	$1,158,453	$1,121,640
7/19	$1,246,929	$1,161,901	$1,126,170
8/19	$1,260,467	$1,188,192	$1,136,226
9/19	$1,262,357	$1,183,044	$1,137,028
10/19	$1,266,021	$1,186,867	$1,141,041
11/19	$1,267,741	$1,186,629	$1,141,962
12/19	$1,269,221	$1,188,398	$1,145,125
1/20	$1,284,312	$1,209,727	$1,153,129
2/20	$1,294,869	$1,227,840	$1,165,081
3/20	$1,184,010	$1,203,856	$1,177,407
4/20	$1,202,696	$1,227,971	$1,184,884
5/20	$1,225,694	$1,239,440	$1,186,332
6/20	$1,257,901	$1,249,782	$1,185,245
7/20	$1,276,906	$1,271,736	$1,187,363
8/20	$1,280,049	$1,264,402	$1,187,827
9/20	$1,293,977	$1,262,124	$1,186,559
10/20	$1,297,002	$1,257,613	$1,186,081
11/20	$1,303,048	$1,274,024	$1,186,911
12/20	$1,314,198	$1,278,423	$1,189,466
1/21	$1,318,246	$1,270,388	$1,190,382
2/21	$1,315,240	$1,253,996	$1,182,429
3/21	$1,310,718	$1,239,403	$1,176,381
4/21	$1,322,938	$1,249,825	$1,182,874
5/21	$1,327,011	$1,254,592	$1,180,800
6/21	$1,328,457	$1,263,738	$1,180,307
7/21	$1,335,875	$1,276,427	$1,187,685
8/21	$1,336,818	$1,275,575	$1,185,746
9/21	$1,333,428	$1,264,683	$1,181,463
10/21	$1,328,154	$1,263,649	$1,179,219
11/21	$1,329,581	$1,265,175	$1,178,119
12/21	$1,328,143	$1,264,322	$1,177,062
1/22	$1,315,416	$1,236,603	$1,159,603
2/22	$1,309,707	$1,219,743	$1,148,391
3/22	$1,273,074	$1,187,019	$1,118,527
4/22	$1,254,702	$1,142,746	$1,079,266
5/22	$1,258,760	$1,149,034	$1,091,199
6/22	$1,248,279	$1,126,073	$1,073,727
7/22	$1,268,399	$1,154,385	$1,108,247
8/22	$1,248,438	$1,124,375	$1,070,350
9/22	$1,202,721	$1,075,933	$1,016,287
10/22	$1,191,153	$1,064,128	$1,001,809
11/22	$1,218,959	$1,103,805	$1,042,642
12/22	$1,216,016	$1,100,056	$1,038,043
1/23	$1,249,769	$1,134,180	$1,072,241
2/23	$1,227,554	$1,106,311	$1,043,928
3/23	$1,260,325	$1,132,265	$1,064,266
4/23	$1,273,159	$1,139,182	$1,069,773
5/23	$1,263,878	$1,127,371	$1,061,937
6/23	$1,252,990	$1,125,619	$1,057,405
7/23	$1,259,062	$1,126,738	$1,056,618
8/23	$1,260,355	$1,119,953	$1,047,926
9/23	$1,245,314	$1,093,247	$1,014,536
10/23	$1,233,804	$1,076,807	$993,575
11/23	$1,280,490	$1,125,268	$1,045,370
12/23	$1,322,635	$1,167,966	$1,090,421
1/24	$1,326,202	$1,165,171	$1,085,378
2/24	$1,314,408	$1,151,201	$1,067,720
3/24	$1,328,461	$1,162,504	$1,079,029
4/24	$1,302,813	$1,135,338	$1,046,383
5/24	$1,329,201	$1,154,157	$1,067,291
6/24	$1,347,643	$1,164,708	$1,079,775
7/24	$1,377,992	$1,191,145	$1,108,241
8/24	$1,398,833	$1,208,679	$1,126,124
9/24	$1,417,759	$1,225,257	$1,139,481
10/24	$1,400,464	$1,197,428	$1,107,222

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	13.51%	2.04%	3.43%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	11.44%	(0.60)%	1.02%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$470,249,729
# of Portfolio Holdings	645
Portfolio Turnover Rate	383%
Total Advisory Fees Paid	$1,272,595

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.4%
Corporate Bonds	1.2%
Commercial Mortgage-Backed Securities	2.7%
Collateralized Mortgage Obligations - Agency Collateral Series	3.1%
Asset-Backed Securities	15.2%
Short-Term Investments	17.2%
Agency Fixed Rate Mortgages	26.0%
Mortgages - Other	34.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-7.2%
B or Below	3.6%
Not Rated	40.4%
BB	2.0%
BBB	3.2%
A	4.2%
AA	2.5%
AAA	51.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MTGDX -TSR-AR

Morgan Stanley Mortgage Securities Trust

Class L MTGCX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$131	1.23%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities (MBS) Index:

↑ Sector selection and an overweight to credit-oriented positions, as credit-oriented spreads tightened significantly over this period.

↑ An overweight to U.S. non-agency residential mortgage-backed securities (RMBS), as spreads in this sector tightened materially over this period and the high cash flow carry of the underlying securities led to strong sector-level returns.

↑ An overweight to global commercial mortgage-backed securities (CMBS), which had the second-highest sector-level return as spreads tightened materially over the period and the securities’ high cash flow carry also led to high sector level returns.

↓ An underweight to lower-coupon agency mortgage-backed securities (MBS), as these coupons have longer interest rate duration and thus benefited more from the large decrease in interest rates over the period.

↓ An overall underweight to interest rate duration, as interest rates fell materially over the period.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
10/14	$10,000	$10,000	$10,000
11/14	$10,065	$10,054	$10,065
12/14	$10,110	$10,036	$10,081
1/15	$10,178	$10,227	$10,167
2/15	$10,178	$10,167	$10,150
3/15	$10,235	$10,209	$10,188
4/15	$10,250	$10,197	$10,192
5/15	$10,223	$10,180	$10,190
6/15	$10,150	$10,066	$10,112
7/15	$10,217	$10,125	$10,176
8/15	$10,230	$10,095	$10,184
9/15	$10,254	$10,134	$10,244
10/15	$10,253	$10,167	$10,250
11/15	$10,241	$10,130	$10,237
12/15	$10,240	$10,079	$10,233
1/16	$10,276	$10,190	$10,366
2/16	$10,217	$10,263	$10,405
3/16	$10,308	$10,388	$10,435
4/16	$10,435	$10,459	$10,452
5/16	$10,448	$10,467	$10,466
6/16	$10,543	$10,652	$10,551
7/16	$10,670	$10,739	$10,573
8/16	$10,766	$10,751	$10,585
9/16	$10,936	$10,753	$10,614
10/16	$10,912	$10,682	$10,586
11/16	$10,765	$10,442	$10,405
12/16	$10,761	$10,473	$10,404
1/17	$10,869	$10,510	$10,401
2/17	$10,937	$10,591	$10,451
3/17	$10,985	$10,588	$10,454
4/17	$11,092	$10,675	$10,522
5/17	$11,199	$10,758	$10,587
6/17	$11,218	$10,749	$10,545
7/17	$11,271	$10,802	$10,592
8/17	$11,367	$10,895	$10,670
9/17	$11,355	$10,857	$10,646
10/17	$11,369	$10,870	$10,642
11/17	$11,387	$10,854	$10,627
12/17	$11,429	$10,901	$10,662
1/18	$11,361	$10,797	$10,537
2/18	$11,316	$10,694	$10,468
3/18	$11,381	$10,748	$10,535
4/18	$11,345	$10,676	$10,482
5/18	$11,431	$10,735	$10,555
6/18	$11,433	$10,719	$10,560
7/18	$11,407	$10,741	$10,549
8/18	$11,479	$10,794	$10,613
9/18	$11,412	$10,748	$10,548
10/18	$11,374	$10,658	$10,481
11/18	$11,403	$10,706	$10,576
12/18	$11,586	$10,874	$10,767
1/19	$11,639	$11,024	$10,853
2/19	$11,669	$11,036	$10,843
3/19	$11,791	$11,235	$11,001
4/19	$11,834	$11,251	$10,994
5/19	$11,988	$11,423	$11,136
6/19	$12,056	$11,585	$11,216
7/19	$12,098	$11,619	$11,262
8/19	$12,236	$11,882	$11,362
9/19	$12,234	$11,830	$11,370
10/19	$12,263	$11,869	$11,410
11/19	$12,287	$11,866	$11,420
12/19	$12,280	$11,884	$11,451
1/20	$12,418	$12,097	$11,531
2/20	$12,514	$12,278	$11,651
3/20	$11,445	$12,039	$11,774
4/20	$11,604	$12,280	$11,849
5/20	$11,833	$12,394	$11,863
6/20	$12,135	$12,498	$11,852
7/20	$12,310	$12,717	$11,874
8/20	$12,334	$12,644	$11,878
9/20	$12,461	$12,621	$11,866
10/20	$12,440	$12,576	$11,861
11/20	$12,535	$12,740	$11,869
12/20	$12,634	$12,784	$11,895
1/21	$12,682	$12,704	$11,904
2/21	$12,633	$12,540	$11,824
3/21	$12,597	$12,394	$11,764
4/21	$12,693	$12,498	$11,829
5/21	$12,726	$12,546	$11,808
6/21	$12,732	$12,637	$11,803
7/21	$12,811	$12,764	$11,877
8/21	$12,799	$12,756	$11,857
9/21	$12,760	$12,647	$11,815
10/21	$12,704	$12,636	$11,792
11/21	$12,711	$12,652	$11,781
12/21	$12,690	$12,643	$11,771
1/22	$12,563	$12,366	$11,596
2/22	$12,503	$12,197	$11,484
3/22	$12,150	$11,870	$11,185
4/22	$11,955	$11,427	$10,793
5/22	$12,003	$11,490	$10,912
6/22	$11,883	$11,261	$10,737
7/22	$12,067	$11,544	$11,082
8/22	$11,887	$11,244	$10,703
9/22	$11,435	$10,759	$10,163
10/22	$11,320	$10,641	$10,018
11/22	$11,577	$11,038	$10,426
12/22	$11,543	$11,001	$10,380
1/23	$11,856	$11,342	$10,722
2/23	$11,642	$11,063	$10,439
3/23	$11,946	$11,323	$10,643
4/23	$12,046	$11,392	$10,698
5/23	$11,971	$11,274	$10,619
6/23	$11,849	$11,256	$10,574
7/23	$11,887	$11,267	$10,566
8/23	$11,912	$11,200	$10,479
9/23	$11,752	$10,932	$10,145
10/23	$11,641	$10,768	$9,936
11/23	$12,073	$11,253	$10,454
12/23	$12,462	$11,680	$10,904
1/24	$12,506	$11,652	$10,854
2/24	$12,373	$11,512	$10,677
3/24	$12,499	$11,625	$10,790
4/24	$12,253	$11,353	$10,464
5/24	$12,493	$11,542	$10,673
6/24	$12,660	$11,647	$10,798
7/24	$12,953	$11,911	$11,082
8/24	$13,125	$12,087	$11,261
9/24	$13,296	$12,253	$11,395
10/24	$13,127	$11,974	$11,072

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	12.76%	1.37%	2.76%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	11.44%	(0.60)%	1.02%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$470,249,729
# of Portfolio Holdings	645
Portfolio Turnover Rate	383%
Total Advisory Fees Paid	$1,272,595

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.4%
Corporate Bonds	1.2%
Commercial Mortgage-Backed Securities	2.7%
Collateralized Mortgage Obligations - Agency Collateral Series	3.1%
Asset-Backed Securities	15.2%
Short-Term Investments	17.2%
Agency Fixed Rate Mortgages	26.0%
Mortgages - Other	34.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-7.2%
B or Below	3.6%
Not Rated	40.4%
BB	2.0%
BBB	3.2%
A	4.2%
AA	2.5%
AAA	51.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MTGCX -TSR-AR

Morgan Stanley Mortgage Securities Trust

Class R6 MORGX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$63	0.59%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities (MBS) Index:

↑ Sector selection and an overweight to credit-oriented positions, as credit-oriented spreads tightened significantly over this period.

↑ An overweight to U.S. non-agency residential mortgage-backed securities (RMBS), as spreads in this sector tightened materially over this period and the high cash flow carry of the underlying securities led to strong sector-level returns.

↑ An overweight to global commercial mortgage-backed securities (CMBS), which had the second-highest sector-level return as spreads tightened materially over the period and the securities’ high cash flow carry also led to high sector level returns.

↓ An underweight to lower-coupon agency mortgage-backed securities (MBS), as these coupons have longer interest rate duration and thus benefited more from the large decrease in interest rates over the period.

↓ An overall underweight to interest rate duration, as interest rates fell materially over the period.

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
6/18	$5,000,000	$5,000,000	$5,000,000
6/18	$5,017,361	$5,000,000	$5,000,000
7/18	$5,008,481	$5,023,048	$5,016,510
8/18	$5,037,454	$5,047,795	$5,046,916
9/18	$5,016,329	$5,026,165	$5,015,916
10/18	$5,002,409	$4,984,120	$4,984,285
11/18	$5,018,037	$5,006,535	$5,029,202
12/18	$5,095,973	$5,084,865	$5,120,406
1/19	$5,128,663	$5,154,975	$5,161,001
2/19	$5,138,026	$5,160,593	$5,156,326
3/19	$5,201,377	$5,253,782	$5,231,370
4/19	$5,223,089	$5,261,136	$5,228,280
5/19	$5,294,675	$5,341,729	$5,295,853
6/19	$5,327,458	$5,417,284	$5,333,971
7/19	$5,343,307	$5,433,409	$5,355,516
8/19	$5,407,806	$5,556,353	$5,403,338
9/19	$5,416,127	$5,532,280	$5,407,150
10/19	$5,432,003	$5,550,154	$5,426,235
11/19	$5,439,065	$5,549,045	$5,430,614
12/19	$5,445,626	$5,557,313	$5,445,657
1/20	$5,510,527	$5,657,056	$5,483,719
2/20	$5,549,598	$5,741,760	$5,540,556
3/20	$5,080,657	$5,629,603	$5,599,173
4/20	$5,161,080	$5,742,372	$5,634,729
5/20	$5,259,865	$5,796,005	$5,641,618
6/20	$5,398,299	$5,844,366	$5,636,448
7/20	$5,480,172	$5,947,028	$5,646,518
8/20	$5,493,867	$5,912,735	$5,648,725
9/20	$5,553,899	$5,902,079	$5,642,698
10/20	$5,547,499	$5,880,984	$5,640,425
11/20	$5,593,485	$5,957,727	$5,644,371
12/20	$5,635,086	$5,978,301	$5,656,522
1/21	$5,659,166	$5,940,724	$5,660,879
2/21	$5,639,615	$5,864,071	$5,623,057
3/21	$5,626,984	$5,795,829	$5,594,294
4/21	$5,672,895	$5,844,565	$5,625,171
5/21	$5,690,401	$5,866,858	$5,615,309
6/21	$5,696,727	$5,909,628	$5,612,966
7/21	$5,735,519	$5,968,968	$5,648,049
8/21	$5,739,833	$5,964,984	$5,638,830
9/21	$5,718,848	$5,914,045	$5,618,461
10/21	$5,702,817	$5,909,212	$5,607,790
11/21	$5,708,974	$5,916,350	$5,602,561
12/21	$5,696,120	$5,912,361	$5,597,532
1/22	$5,648,380	$5,782,737	$5,514,508
2/22	$5,617,301	$5,703,895	$5,461,187
3/22	$5,467,064	$5,550,867	$5,319,170
4/22	$5,381,597	$5,343,834	$5,132,461
5/22	$5,406,295	$5,373,236	$5,189,210
6/22	$5,354,768	$5,265,866	$5,106,124
7/22	$5,441,461	$5,398,260	$5,270,283
8/22	$5,362,819	$5,257,925	$5,090,062
9/22	$5,159,713	$5,031,394	$4,832,967
10/22	$5,110,161	$4,976,188	$4,764,118
11/22	$5,229,788	$5,161,733	$4,958,295
12/22	$5,224,341	$5,144,201	$4,936,426
1/23	$5,362,669	$5,303,776	$5,099,055
2/23	$5,274,930	$5,173,453	$4,964,412
3/23	$5,409,311	$5,294,819	$5,061,128
4/23	$5,465,229	$5,327,164	$5,087,321
5/23	$5,426,207	$5,271,933	$5,050,056
6/23	$5,380,290	$5,263,740	$5,028,501
7/23	$5,400,124	$5,268,973	$5,024,762
8/23	$5,414,081	$5,237,244	$4,983,423
9/23	$5,343,165	$5,112,361	$4,824,640
10/23	$5,302,536	$5,035,480	$4,724,956
11/23	$5,496,402	$5,262,101	$4,971,270
12/23	$5,678,233	$5,461,768	$5,185,513
1/24	$5,701,502	$5,448,697	$5,161,528
2/24	$5,643,597	$5,383,369	$5,077,556
3/24	$5,704,513	$5,436,226	$5,131,338
4/24	$5,594,499	$5,309,190	$4,976,090
5/24	$5,707,545	$5,397,196	$5,075,516
6/24	$5,787,169	$5,446,536	$5,134,883
7/24	$5,925,830	$5,570,159	$5,270,256
8/24	$6,008,081	$5,652,157	$5,355,298
9/24	$6,089,811	$5,729,680	$5,418,814
10/24	$6,015,571	$5,599,543	$5,265,409

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class R6	13.45%	2.06%	2.94%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.79%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	11.44%	(0.60)%	0.81%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$470,249,729
# of Portfolio Holdings	645
Portfolio Turnover Rate	383%
Total Advisory Fees Paid	$1,272,595

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.4%
Corporate Bonds	1.2%
Commercial Mortgage-Backed Securities	2.7%
Collateralized Mortgage Obligations - Agency Collateral Series	3.1%
Asset-Backed Securities	15.2%
Short-Term Investments	17.2%
Agency Fixed Rate Mortgages	26.0%
Mortgages - Other	34.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-7.2%
B or Below	3.6%
Not Rated	40.4%
BB	2.0%
BBB	3.2%
A	4.2%
AA	2.5%
AAA	51.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MORGX -TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1 (212) 259-1155. The Registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant's Board of Trustees has determined that Jakki L. Haussler, an “independent” Trustee, is an “audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) – (d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024 by the registrant’s principal accountant, Ernst & Young LLP, for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by Ernst & Young LLP during those periods.

2024

	Registrant		Covered Entities(1)
Audit Fees	$81,021		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$372,395	(5)
Total Non-Audit Fees	$—			$372,395

Total	$81,021			$372,395

2023

	Registrant		Covered Entities(1)
Audit Fees	$76,020		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$1,586,712	(5)
Total Non-Audit Fees	$—			$1,586,712

Total	$76,020$			1,586,712

N/A – Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) The Fees included under “All Other Fees” are for services provided by Ernst & Young LLP related to surprise examinations for certain investment accounts to satisfy SEC Custody Rules and consulting services related to merger integration for sister entity to the Adviser.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) See table above.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Nancy C. Everett, Eddie A. Grier and Jakki L. Haussler.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley
Mortgage Securities Trust

Annual Financial Statements and Additional Information

October 31, 2024

Morgan Stanley Mortgage Securities Trust

Table of Contents (unaudited)

This material must be preceded or accompanied by a prospectus for the fund being offered.

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  October 31, 2024

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.5%)
$1,599	Federal Home Loan Mortgage Corporation Conventional Pools: SOFR30A + 2.17%	6.123	(a)%	09/01/54	$1,593,864
862	Government National Mortgage Association Various Pools:	3.05	(a)	03/20/71	771,199
	Total Agency Adjustable Rate Mortgages (Cost $2,349,818)				2,365,063
	Agency Fixed Rate Mortgages (30.4%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
462		2.00		04/01/51	358,603
1,707		2.50		05/01/50 - 11/01/52	1,375,981
4,838		3.00		04/01/50 - 12/01/51	4,125,329
55		3.50		08/01/49	49,159
2,092		4.00		07/01/49 - 11/01/52	1,913,429
1,497		4.50		10/01/52	1,410,416
	Gold Pools:
416		3.50		06/01/42 - 09/01/47	382,469
248		4.00		12/01/41 - 10/01/44	234,230
262		4.50		03/01/41 - 01/01/49	253,555
48		5.00		12/01/40 - 05/01/41	49,565
6		5.50		07/01/37	5,741
9		6.00		12/01/37	8,945
4		6.50		06/01/29	4,083
16		7.50		05/01/35	16,480
6		8.00		08/01/32	6,703
12		8.50		08/01/31	12,761
	Federal National Mortgage Association, Conventional Pools:
1,199		1.50		01/01/51 - 03/01/51	927,395
8,087		2.00		11/01/50 - 11/01/51	6,238,457
8,538		2.50		02/01/50 - 02/01/52	6,889,391
2,566		3.00		08/01/46 - 04/01/52	2,192,508
4,727		3.50		09/01/42 - 10/01/52	4,213,752
775		4.00		04/01/45 - 09/01/48	727,821
393		4.50		08/01/40 - 08/01/49	375,043
63		5.00		12/01/40 - 07/01/41	63,350
4		5.50		08/01/37	4,356
130		6.50		02/01/28 - 11/01/33	134,449
9		7.00		10/01/30 - 06/01/32	9,063

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$19		7.50%		08/01/37	$19,839
18		8.00		04/01/33	18,728
20		8.50		10/01/32	20,851
1		9.50		04/01/30	729
	November TBA:
5,000	(b)	2.50		11/01/54	4,142,969
8,000	(b)	3.00		11/01/54	6,892,500
10,000	(b)	4.00		11/01/54	9,249,609
4,000	(b)	4.50		11/01/54	3,800,312
20,000	(b)	5.00		11/01/54	19,439,063
15,000	(b)	5.50		11/01/54	14,858,789
9,000	(b)	6.00		11/01/54	9,059,062
	Government National Mortgage Association, November TBA:
400	(b)	4.00		11/20/54	372,452
6,500	(b)	5.00		11/20/54	6,350,499
6,900	(b)	6.00		11/20/54	6,951,615
	Various Pools:
2,406		2.50		03/20/50 - 04/20/51	2,013,155
1,064		3.00		09/20/49 - 08/20/50	914,191
1,721		3.50		05/20/43 - 10/20/50	1,541,708
1,983		4.00		07/15/44 - 11/20/53	1,822,336
1,355		4.50		12/20/48 - 08/20/54	1,294,140
825		5.00		05/20/41 - 08/20/54	807,532
3,293		5.50		08/20/54 - 09/20/54	3,290,462
928		6.00		08/20/52 - 08/20/54	937,272
6,013		6.50		11/20/52 - 08/20/54	6,122,087
6,685		7.00		12/20/52 - 08/20/64	6,789,938
1,141		7.50		10/20/53 - 08/20/54	1,164,714
2,794		8.00		07/20/54	2,855,888
	Total Agency Fixed Rate Mortgages (Cost $145,814,473)				142,713,474
	Asset-Backed Securities (17.7%)
	ABFC Trust,
264	Class A1, 1 Month Term SOFR + 0.89%	5.632	(a)	10/25/33	261,247
229	Class M1, 1 Month Term SOFR + 1.01%	5.752	(a)	02/25/34	227,103
109	Class M5, 1 Month Term SOFR + 1.06%	5.797	(a)	07/25/34	104,519
1,236	ACE Securities Corp. Home Equity Loan Trust (c)	0.00		11/25/29	1,220,056
	Amortizing Residential Collateral Trust,
470	Class A, 1 Month Term SOFR + 0.40%	5.609	(a)	10/25/31	460,687
293	Class A1, 1 Month Term SOFR + 0.87%	5.612	(a)	10/25/32	271,247

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$554	Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.74% - 1 Month Term SOFR	3.768	(d)%	12/25/33	$677,439
	6,213	B2R Mortgage Trust, Class XB IO (c)	0.645	(a)	05/15/48	271
		Bayview Financial Revolving Asset Trust,
	997	Class A1, 1 Month Term SOFR + 1.11% (c)	5.832	(a)	12/28/40	994,055
	499	Class M2, 1 Month Term SOFR + 3.61% (c)	8.332	(a)	12/28/40	1,185,613
	43	Bear Stearns Asset Backed Securities Trust 1 Month Term SOFR + 1.41%	6.152	(a)	10/27/32	43,112
	1,500	Bridge Trust, Class E2 (c)	6.30		11/17/37	1,457,537
	191	Business Loan Express Business Loan Trust 1 Month Term SOFR + 0.51% (c)	5.274	(a)	10/20/40	171,184
	1,836	Cascade MH Asset Trust (c)	4.25		08/25/54	1,704,425
		Conn's Receivables Funding LLC
	377	(c)	0.00		12/15/26	358,404
	2,805	(c)	10.00		01/17/28	2,752,520
	900	Conseco Finance Corp., Class M1	7.75	(a)	06/15/27	902,799
		CoreVest American Finance Trust,
	2,790	Class XA, IO (c)	2.98	(a)	07/15/54	101,200
	1,090	Class XA, IO (c)	3.722	(a)	08/15/53	33,811
	2,253	Class XA, IO (c)	3.81	(a)	12/15/52	74,149
	548	Countrywide Asset-Backed Certificates, Class M2 1 Month Term SOFR + 2.29% (c)	7.027	(a)	03/25/33	549,176
	532	Delta Funding Home Equity Loan Trust, Class A1A 1 Month Term SOFR + 0.93%	5.738	(a)	09/15/29	515,045
GBP	630	Dowson PLC, Class D 3 Month GBP SONIA + 5.25% (United Kingdom)	10.21	(a)	08/20/29	824,111
		ECAF I Ltd.
	$30	(Ireland) (c)	3.473		06/15/40	16,984
	522	(Cayman Islands) (c)	4.947		06/15/40	352,297
	132	EquiFirst Mortgage Loan Trust 1 Month Term SOFR + 3.11%	7.852	(a)	10/25/34	119,438
		European Residential Loan Securitisation 2019-NPL1 DAC,
EUR	1,386	Class A, 1 Month EURIBOR + 3.25% (Ireland)	6.381	(a)	07/24/54	1,507,847
	1,203	Class C, 1 Month EURIBOR + 7.25% (Ireland)	10.381	(a)	07/24/54	1,249,711
	$362	Falcon Aerospace Ltd. (Cayman Islands) (c)	3.597		09/15/39	348,070
	6,800	Finance of America HECM Buyout (c)	6.00	(a)	10/01/34	6,067,556

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$146	Financial Asset Securities Corp. AAA Trust 1 Month Term SOFR + 0.52% (c)	5.232	(a)%	02/27/35	$139,165
		FMC GMSR Issuer Trust,
	1,200	Class A (c)	3.62	(a)	07/25/26	1,104,468
	1,000	Class B (c)	4.36	(a)	07/25/26	906,699
	1,000	Class A (c)	4.45	(a)	01/25/26	956,434
	2,055	Class A (c)	6.19		04/25/27	2,037,357
	3,800	Class A (c)	6.559		09/25/29	3,778,496
	3,000	Class A (c)	7.90		07/25/27	3,037,117
	1,000	Class B (c)	10.07		07/25/27	1,012,151
	856	FortiFi, Class A (c)	6.23		09/20/59	828,193
	491	GAIA Aviation Ltd. (Cayman Islands) (c)	3.967		12/15/44	461,142
	1,812	Harvest SBA Loan Trust, Class A SOFR30A + 3.25% (c)	8.219	(a)	10/25/50	1,812,578
	1,083	Home Partners of America 2019-2 Trust (c)	3.866		10/19/39	995,953
	1,375	JOL Air Ltd., Class A (Cayman Islands) (c)	3.967		04/15/44	1,328,197
	221	Kestrel Aircraft Funding Ltd., Class A (c)	4.25		12/15/38	215,604
		Lehman ABS Manufactured Housing Contract Trust
	1,468		0.00		06/15/33	1,427,425
	97		6.63	(a)	04/15/40	97,468
		Loandepot GMSR Master Trust,
	1,995	Class A, 1 Month Term SOFR + 3.66% (c)	8.45	(a)	10/16/25	1,978,522
	2,000	Class B, 1 Month Term SOFR + 4.36% (c)	9.15	(a)	10/16/25	1,987,730
	575	LoanMe Trust Prime (c)	5.00		09/15/34	555,967
EUR	3,418	LSF11 Boson Investments SARL Compartment 2, Class A1 3 Month EURIBOR + 2.00% (Spain)	5.541	(a)	11/25/60	3,568,679	A
	$1,738	MASTR Asset Securitization Trust, Class M3 1 Month Term SOFR + 3.26%	8.002	(a)	10/25/32	1,596,458
	71	Merrill Lynch Mortgage Investors Trust, Class B1 1 Month Term SOFR + 2.81%	7.552	(a)	01/25/35	68,929
	241	METAL LLC (c)	4.581		10/15/42	154,449
	1,996	NALP Business Loan Trust, Class A (c)	6.49		12/27/49	2,001,746
	179	New Century Home Equity Loan Trust 1 Month Term SOFR + 0.91%	5.652	(a)	11/25/33	105,136
	1,530	New Residential Mortgage LLC, Class A	5.437		06/25/25 - 07/25/25	1,523,799	A
		Newtek Small Business Loan Trust, Class A,
	934	Daily U.S. Prime Rate - 0.70% (c)	7.30	(a)	10/25/49	928,708
	750	Daily U.S. Prime Rate - 0.50% (c)	7.50	(a)	07/25/50	748,111

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		NRZ Excess Spread-Collateralized Notes,
	$366	Class A (c)	2.981%		03/25/26	$353,212
	283	Class A (c)	3.844		12/25/25	277,152
	544	NRZ FHT Excess LLC, Class A (c)	4.212		11/25/25	534,548
		Oakwood Mortgage Investors, Inc.,
	848	Class A4	7.405	(a)	06/15/31	79,054
	26	Class A1	7.72		04/15/30	26,158
	69	Class A1	7.84	(a)	11/15/29	69,531
EUR	914	Palatino SPV, Class AR 6 Month EURIBOR + 2.50% (Italy)	6.259	(a)	12/01/45	949,763
	$2,126	PMT FMSR Issuer Trust 1 Month Term SOFR + 3.11% (c)	7.852	(a)	03/25/26	2,134,759
		PNMAC GMSR Issuer Trust,
	4,000	Class A, 1 Month Term SOFR + 3.20% (c)	7.938	(a)	03/25/29	4,057,089
	2,300	Class A, SOFR30A + 4.25% (c)	9.107	(a)	05/25/27	2,335,874
	246	Pretium Mortgage Credit Partners I LLC (c)	4.992		06/27/60	244,658
EUR	661	Prosil Acquisition SA, Class A 3 Month EURIBOR + 2.00% (Spain)	5.636	(a)	10/31/39	600,451
	$390	Quest Trust, Class M2 1 Month Term SOFR + 3.86% (c)	8.602	(a)	05/25/33	409,524
	1,555	Raptor Aircraft Finance I LLC (c)	4.213		08/23/44	1,324,775
	246	ReadyCap Lending Small Business Loan Trust Daily U.S. Prime Rate - 0.50% (c)	7.50	(a)	12/27/44	245,487
CAD	2,000	Retained Vantage Data Centers Issuer LLC, Class A2B (c)	5.25		09/15/48	1,415,156
	$266	Saxon Asset Securities Trust 1 Month Term SOFR + 1.24%	5.977	(a)	12/25/32	247,544
		Shenton Aircraft Investment Ltd.
	647	(c)	4.75		10/15/42	615,656
	204		5.75		10/15/42	135,657
EUR	952	SLM Student Loan Trust, Class A8 3 Month EURIBOR + 0.55%	3.636	(a)	01/25/40	970,721
		STAR Trust,
	$1,500	Class A, 1 Month Term SOFR + 1.75% (c)	6.554	(a)	10/17/41	1,503,031
	1,000	Class D, 1 Month Term SOFR + 2.55% (c)	7.354	(a)	05/17/39	995,665
	1,850	Class D, 1 Month Term SOFR + 2.95% (c)	7.754	(a)	10/17/41	1,854,017
	200	Start II Ltd. (Bermuda) (c)	4.089		03/15/44	192,929
	244	Terwin Mortgage Trust, Class M1 1 Month Term SOFR + 0.94%	5.677	(a)	03/25/35	237,406

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,500	VINE Trust (c)	4.75%		12/17/40	$1,368,575
279	WAVE Trust (c)	3.844		11/15/42	256,477
	Total Asset-Backed Securities (Cost $83,208,067)				83,343,163
	Collateralized Mortgage Obligations - Agency Collateral Series (3.6%)
	Federal Home Loan Mortgage Corporation, IO REMIC
204		0.783	(a)	08/15/42	9,912
150		0.826	(a)	04/15/39	8,205
357	5.89% - SOFR30A	0.876	(d)	11/15/43 - 06/15/44	29,711
122		0.915	(a)	10/15/39	6,852
59		0.924	(a)	10/15/41	3,533
414		0.944	(a)	09/15/41	21,708
479		1.141	(a)	10/15/40	26,790
23		5.00		08/15/41	5,052
	IO REMIC PAC
8,418		2.00		10/25/50	1,090,076
	IO STRIPS
34		7.00		06/15/30	3,859
	REMIC
56	12.00% - 2.67 x 1 Month USD LIBOR	0.00	(d)	12/15/43	36,207
81		3.50		02/15/42	73,468
	Federal National Mortgage Association, IO REMIC
146		0.377	(a)	03/25/44	8,142
68	5.54% - SOFR30A	0.679	(d)	11/25/41	1,181
733		0.886	(a)	03/25/46	35,725
373	5.94% - SOFR30A	1.079	(d)	06/25/42	36,936
210		1.276	(a)	10/25/39	12,587
32	6.44% - SOFR30A	1.579	(d)	08/25/41	635
	IO STRIPS
5		7.00		11/25/27	399
27		8.00		05/25/30 - 06/25/30	2,968
	REMIC
15		0.00	(a)	04/25/39	12,868
545		2.00		07/25/50	302,195
1,208	SOFR30A + 1.00%	5.857	(a)	03/25/54	1,207,521
993		6.50		03/25/54	989,188
	REMIC PAC
206		5.00		07/25/50	195,103

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Government National Mortgage Association, IO
$111		0.00	(a)%	12/20/67	$1,754
5,972		0.012	(a)	12/20/70	292,273
107		0.013	(a)	12/20/62	187
44		0.023	(a)	01/20/63	125
40		0.045	(a)	09/20/62	300
1,283		0.046	(a)	11/20/69	66,749
75		0.078	(a)	05/20/63	1,012
84		0.102	(a)	08/20/61	1,578
1		0.105	(a)	04/20/62	8
68		0.216	(a)	10/20/62	2,697
1		0.267	(a)	10/20/61	42
93		0.27	(a)	05/20/61	4,719
16		0.285	(a)	05/20/62	872
10		0.286	(a)	05/20/62	547
95		0.302	(a)	01/20/62	5,792
15		0.335	(a)	04/20/61	910
8,583		0.369	(a)	05/20/72	447,939
1,759		0.481	(a)	02/20/65	60,976
46		0.506	(a)	11/20/61	4,477
1,680		0.534	(a)	06/20/69	56,368
718		0.573	(a)	08/20/58	4,213
1,750		0.679	(a)	07/20/69	85,343
412		0.692	(a)	04/20/65	12,959
4,677		0.83	(a)	12/20/66	222,474
4,278		0.856	(a)	10/20/64	269,381
941		0.902	(a)	11/20/67	38,050
1,775		0.919	(a)	09/20/69	95,327
1,003		0.944	(a)	01/20/68	63,231
296		1.055	(a)	01/20/67	11,510
15,409		1.083	(a)	04/20/66	705,411
380		1.109	(a)	08/20/63	5,564
208	5.89% - 1 Month Term SOFR	1.126	(d)	08/20/42	20,754
622		1.143	(a)	04/20/67	17,783
4,750		1.151	(a)	03/20/67	266,606
1,015		1.201	(a)	10/20/67	58,925
255	5.99% - 1 Month Term SOFR	1.226	(d)	04/20/41 - 08/20/42	25,001
143		1.235	(a)	04/20/62	5,142
253	6.03% - 1 Month Term SOFR	1.266	(d)	12/20/43	29,130

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$249		1.277	(a)%	01/20/68	$12,246
790		1.282	(a)	06/20/63	30,493
131		1.288	(a)	04/20/60	7,500
5,184		1.302	(a)	02/20/68	259,132
375		1.369	(a)	03/20/67	16,125
478		1.37	(a)	01/20/64	12,098
142	6.19% - 1 Month Term SOFR	1.426	(d)	09/20/43	6,326
219		1.468	(a)	05/20/60	12,075
987		1.478	(a)	05/20/64	25,340
939		1.553	(a)	05/20/64	30,877
617		1.559	(a)	10/20/64	14,927
791		1.601	(a)	05/20/63	26,866
97		1.602	(a)	04/20/60	7,736
403		1.61	(a)	09/20/65	7,448
648		1.613	(a)	11/20/60	49,483
10,440		1.619	(a)	06/20/66	291,793
183		1.634	(a)	04/20/63	7,907
957		1.649	(a)	08/20/67	26,361
111	6.44% - 1 Month Term SOFR	1.65	(d)	08/16/34	6,467
1,306		1.665	(a)	02/20/68	56,447
641		1.668	(a)	09/20/66	17,933
182		1.677	(a)	03/20/68	6,009
4,115		1.713	(a)	05/20/67	158,897
389		1.787	(a)	10/20/67	31,981
730		1.864	(a)	10/20/66	18,710
628		1.866	(a)	10/20/66	26,535
566		1.945	(a)	09/20/65	17,461
27		1.98	(a)	08/20/63	1,134
997		2.001	(a)	06/20/64	51,902
1,009		2.002	(a)	06/20/67	58,882
207		2.002	(a)	07/20/65	11,139
529		2.143	(a)	06/20/66	17,396
8		2.20	(a)	02/20/63	342
66		2.262	(a)	10/20/60	7,616
432		2.326	(a)	08/20/67	20,913
5		2.416	(a)	07/20/63	445
1,737		2.50		11/20/51	244,361
52		2.534	(a)	02/20/60	2,826
20		2.741	(a)	03/20/62	1,765
25		2.783	(a)	05/20/62	3,651

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$82		3.067	(a)%	04/20/62	$10,788
26		3.191	(a)	02/20/63	3,217
597		3.50		10/16/42	106,867
21		3.582	(a)	09/20/60	3,399
22		5.00		02/16/41	4,276
	IO PAC
52		3.50		06/20/41	2,055
21		4.50		05/20/40	1,119
11		5.00		10/20/40	618
	IO REMIC
2,363		0.349	(a)	11/20/64	88,027
1,112		0.578	(a)	11/20/67	74,922
2,550		0.944	(a)	08/20/69	149,044
790		1.151	(a)	10/20/67	19,544
769		1.184	(a)	10/20/67	42,643
4,229		1.237	(a)	02/20/68	136,504
221		1.239	(a)	02/20/68	10,447
920		1.44	(a)	02/20/68	42,744
532		1.538	(a)	06/20/67	16,170
2,134		1.653	(a)	09/20/64	150,528
1,334		1.743	(a)	07/20/67	36,678
6,692		2.00		11/20/50	815,897
2,661		2.026	(a)	01/20/66	64,523
790		2.298	(a)	07/20/65	24,955
1,409		2.337	(a)	07/20/67	88,594
5,530		2.689	(a)	06/20/66	477,778
381		3.50		05/20/43	64,398
	REMIC
21	1 Month Term SOFR + 0.56%	5.76	(a)	02/20/61	20,917
9	1 Month Term SOFR + 0.81%	6.01	(a)	08/20/63	9,341
1	1 Month Term SOFR + 0.88%	6.08	(a)	02/20/66	792
5,117		6.50		10/20/54 - 09/20/64	5,142,098
864		7.50		02/20/54	862,680
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $16,362,368)				17,086,058
	Commercial Mortgage-Backed Securities (3.1%)
	Bayview Commercial Asset Trust,
1,213	1 Month Term SOFR + 0.47% (c)	5.212	(a)	07/25/37	1,149,674
452	1 Month Term SOFR + 0.56% (c)	5.302	(a)	10/25/36	438,151
513	1 Month Term SOFR + 0.65% (c)	5.392	(a)	10/25/36	498,161

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$786	1 Month Term SOFR + 0.67% (c)	5.407	(a)%	10/25/36	$760,687
	1,100	BPR Trust 1 Month Term SOFR + 1.90% (c)	6.702	(a)	04/15/37	1,107,647
	1,899	IO	0.865	(a)	09/10/58	10,927
	16	(c)	4.679	(a)	07/15/47	14,796
	680	COOF Securitization Trust, IO (c)	2.414	(a)	10/25/40	36,916
	716	COOF Securitization Trust II, IO (c)	2.60	(a)	08/25/41	38,115
		Credit Suisse Mortgage Trust
	816	1 Month Term SOFR + 3.57% (c)	8.378	(a)	05/09/25	799,187
	2,887	1 Month Term SOFR + 3.83% (c)	8.633	(a)	08/15/26	2,653,821
		GS Mortgage Securities Trust
	500		3.345		07/10/48	464,089
	160	IO	0.358	(a)	09/10/47	43
		Harvest Commercial Capital Loan Trust
	1,554	(c)	5.964	(a)	04/25/52	1,384,355
	1,994		6.164		10/25/56	1,988,118
	1,424	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.57	(a)	12/15/49	12,173
		KGS-Alpha SBA COOF Trust,
		IO
	321	(c)	0.90	(a)	08/25/38	4,858
	202	(c)	2.863	(a)	04/25/40	8,361
	380	(c)	3.11	(a)	07/25/41	23,013
	1,000	Natixis Commercial Mortgage Securities Trust (c)	4.135	(a)	05/15/39	870,663
CAD	7,804	Real Estate Asset Liquidity Trust, IO (Canada) (c)	1.139	(a)	02/12/55	186,319
	$518	Sutherland Commercial Mortgage Trust (c)	2.23	(a)	12/25/41	443,925
	8,248	UBS Commercial Mortgage Trust, IO	0.911	(a)	03/15/51	213,224
	369	Velocity Commercial Capital Loan Trust (c)	6.90		05/25/47	368,858
	1,320	Waterfall Commercial Mortgage Trust (c)	4.104	(a)	09/14/22	1,312,583
		Total Commercial Mortgage-Backed Securities (Cost $14,489,339)				14,788,664
		Corporate Bonds (1.4%)
		Finance (1.4%)
	350	DP Facilities Data Center Subordinated Pass-Through Trust (c)	0.00		11/10/28	89,250
DKK	19,853	Nykredit Realkredit AS (Denmark)	4.00		10/01/46	2,901,886
	10,966	Realkredit Danmark AS (Denmark)	4.00		10/01/56	1,590,455
	15,000	Realkredit Danmark AS (Denmark)	4.00		10/01/56	2,166,216
		Total Corporate Bonds (Cost $7,043,421)				6,747,807

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Mortgages - Other (40.0%)
	$1,809	A&D Mortgage Trust, Class A1 (c)	7.049%		11/25/68	$1,841,107
	65	Adjustable Rate Mortgage Trust	5.306	(a)	04/25/35	61,357
	1,591	Ajax Mortgage Loan Trust (c)	2.00		03/25/60	1,545,645
GBP	252	Alba 2005-1 PLC 3 Month GBP SONIA + 0.72% (United Kingdom)	5.699	(a)	11/25/42	315,584
	$1,450	Asset Based Lending LLC (c)	6.075		09/25/29	1,448,034
		ATLX Trust
	1,700	(c)	3.85	(a)	04/25/63	1,556,554
	3,000	(c)	4.275	(a)	04/25/64	2,796,054
		Banc of America Funding Trust
	3		5.25		07/25/37	3,183
	203		5.50		09/25/35	191,128
GBP	200	Banna RMBS DAC 3 Month GBP SONIA + 2.10% (United Kingdom)	7.08	(a)	12/30/63	259,734
		Bear Stearns Asset Backed Securities Trust
	$29		5.295	(a)	07/25/36	28,372
	1,860	1 Month Term SOFR + 3.79%	8.527	(a)	08/25/43	2,016,495
	422	25.26% - 3.29 x 1 Month USD LIBOR	9.693	(d)	03/25/36	131,416
		Boston Lending Trust
	1,479	(c)	2.00	(a)	07/25/61	1,172,759
	3,796	(c)	3.25	(a)	05/25/62	3,237,273
		Brean Asset Backed Securities Trust
	5,176	(c)	4.00		09/25/63	4,481,082
	3,618	(c)	4.50	(a)	05/25/64 - 03/25/78	3,417,175
	4,000	(c)	5.00		09/25/64	3,853,502
		Cascade Funding Mortgage Trust
	3,407	(c)	1.943	(a)	09/25/50	3,277,419
	1,598	(c)	2.00	(a)	09/25/50 - 02/25/52	1,411,931
	10,000	(c)	3.00	(a)	05/25/34 - 06/25/34	7,813,553
	5,168	(c)	3.25	(a)	11/25/35 - 09/25/37	4,808,986
	5,500	(c)	3.75	(a)	04/25/25	5,233,958
	6,350	(c)	4.00	(a)	08/25/34 - 10/25/54	5,528,121
	5,400	(c)	4.25	(a)	04/25/33	4,844,780
	76	Cendant Mortgage Corp. (c)	6.00	(a)	07/25/43	72,897
		Champs Trust
	1,472	(c)	8.39	(a)	07/25/59	1,520,677
	2,954	(c)	14.782	(a)	11/25/59	3,062,275
		CHL Mortgage Pass-Through Trust
	77		5.469	(a)	05/20/34	70,463

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$178		5.50%		10/25/34	$176,153
	61		6.00		12/25/36	35,286
	127		6.986	(a)	10/25/33	123,079
	86	Citigroup Mortgage Loan Trust, Inc. 1 Year CMT + 2.40%	6.31	(a)	11/25/35	85,280
		Countrywide Alternative Loan Trust
	30		5.50		01/25/36	17,320
	100		5.75		03/25/34	101,310
	71	40.02% - 6 x 1 Month USD LIBOR	10.908	(d)	05/25/37	62,911
	53	Countrywide Reperforming Loan REMIC Trust, REMIC (c)	8.50		06/25/35	52,086
		Credit Suisse First Boston Mortgage Securities Corp.
	1,020	(c)	5.15		12/29/31	825,307
	204		5.164	(a)	05/25/34	192,912
	470		6.50		11/25/35	89,477
	299	1 Month Term SOFR + 3.41%	8.152	(a)	02/25/32	341,955
	2,047	CSMC Mortgage-Backed Trust (c)	3.442	(a)	03/25/59	2,079,131
		Ellington Financial Mortgage Trust
	2,836	(c)	4.50	(a)	03/25/54	2,550,497
	2,983	(c)	5.00		07/25/54	2,735,160
		E-Mac DE BV
EUR	1,000	3 Month EURIBOR + 1.40% (Germany)	8.775	(a)	11/25/54	595,429
	183	3 Month EURIBOR + 0.50% (Germany)	11.655	(a)	05/25/52	195,213
		E-MAC NL BV
	107	3 Month EURIBOR + 0.18% (Netherlands)	5.945	(a)	07/25/36	115,972
	66	3 Month EURIBOR + 0.23% (Netherlands)	7.586	(a)	04/25/38	66,422
		E-MAC Program BV
	141	3 Month EURIBOR + 2.00% (Netherlands)	6.985	(a)	01/25/48	147,179
	86	3 Month EURIBOR + 2.00% (Netherlands)	7.336	(a)	04/25/48	88,856
	1,666	3 Month EURIBOR + 0.32% (Netherlands)	7.935	(a)	07/25/46	1,384,010
		EMF-NL Prime BV
	101	3 Month EURIBOR + 0.80% (Netherlands)	4.015	(a)	04/17/41	107,371
	200	3 Month EURIBOR + 0.85% (Netherlands)	4.065	(a)	04/17/41	198,259
	155	Eurohome Mortgages PLC 3 Month EURIBOR + 0.21% (Ireland)	3.857	(a)	08/02/50	161,624
		Eurosail-NL BV
	500	3 Month EURIBOR + 1.10% (Netherlands)	4.762	(a)	04/17/40	536,064
	599	3 Month EURIBOR + 1.80% (Netherlands)	5.015	(a)	10/17/40	650,460
	500	3 Month EURIBOR + 2.20% (Netherlands)	5.415	(a)	10/17/40	542,076

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
	$578		3.00%		09/25/45 - 05/25/47	$486,273
	827		3.50		05/25/45 - 05/25/47	712,922
	4,261		2.50		02/01/52 - 04/01/52	3,426,782
	109	Flagstar Mortgage Trust, Class A3 (c)	3.00	(a)	03/25/50	86,836
	612	Galton Funding Mortgage Trust (c)	4.00	(a)	02/25/59	580,467
	936	GITSIT Mortgage Loan Trust, Class A1 (c)	7.466		06/25/54	947,896
EUR	499	Great Hall Mortgages No. 1 PLC 3 Month EURIBOR + 0.22% (United Kingdom)	3.708	(a)	03/18/39	535,904
	$180	GSAA Trust	6.00		04/01/34	176,260
		GSR Mortgage Loan Trust
	11		5.00		02/25/34	10,216
	36	1 Month Term SOFR + 0.36%	5.102	(a)	03/25/35	22,409
	147		5.169	(a)	12/25/34	138,196
	2		5.50		11/25/35	2,261
	246		6.00		09/25/35	243,901
	3	1 Year CMT + 1.75%	6.75	(a)	03/25/33	3,111
	80	HarborView Mortgage Loan Trust	6.042	(a)	05/19/33	75,598
		Impac CMB Trust
	1,129	1 Month Term SOFR + 0.63%	5.372	(a)	11/25/35	1,014,205
	27	1 Month Term SOFR + 0.91%	5.647	(a)	10/25/34	26,937
	346	IMS Ecuadorian Mortagage Trust (c)	3.40		08/18/43	341,681
	69	IndyMac INDX Mortgage Loan Trust	7.174	(a)	11/25/34	69,135
		JP Morgan Mortgage Trust
	86	(c)	3.00	(a)	10/25/50	68,330
	66	(c)	4.233	(a)	07/27/37	60,440
	45		4.255	(a)	12/25/34	40,776
EUR	528	Lansdowne Mortgage Securities No. 1 PLC 3 Month EURIBOR + 0.30% (Ireland)	3.781	(a)	06/15/45	561,937
	648	Lansdowne Mortgage Securities No. 2 PLC 3 Month EURIBOR + 0.34% (Ireland)	3.821	(a)	09/16/48	631,945
		LHOME Mortgage Trust
	$1,500	(c)	7.628		11/25/28	1,530,719
	2,375	(c)	8.00		06/25/28 - 08/25/28	2,418,377
GBP	348	Mansard Mortgages PLC 3 Month GBP SONIA + 0.72% (United Kingdom)	5.70	(a)	10/15/48	428,006
	$182	MASTR Adjustable Rate Mortgages Trust	5.897	(a)	06/25/34	170,625
		MASTR Alternative Loan Trust
	116		5.00		05/25/18	105,169

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$61		6.00%		05/25/33	$58,573
	1	MASTR Asset Securitization Trust	5.50		10/25/25	905
	98	MASTR Reperforming Loan Trust (c)	7.50		05/25/35	73,943
	355	MERIT Securities Corp. 1 Month USD LIBOR + 2.25% (c)	7.21	(a)	09/28/32	333,959
		Merrill Lynch Mortgage Investors Trust
	7		5.043	(a)	01/25/37	6,836
	8	6 Month Term SOFR + 0.93%	5.262	(a)	04/25/29	7,920
	2,618	MFA Trust	6.33		09/25/54	2,620,686
EUR	500	Miravet SARL - Compartment 3 Month EURIBOR + 2.00% (Spain)	5.541	(a)	05/26/65	543,297
	$57	Morgan Stanley Mortgage Loan Trust (See Note 9)	6.775	(a)	02/25/34	56,170
	48	Mortgage Equity Conversion Asset Trust 1 Year CMT + 0.47% (c)	4.72	(a)	02/25/42	48,127
	56	National City Mortgage Capital Trust	6.00		03/25/38	53,112
GBP	333	Newgate Funding PLC 3 Month GBP LIBOR + 3.12% (United Kingdom)	8.099	(a)	12/15/50	421,658
	$7,000	(c)	3.00	(a)	06/25/36 - 02/25/37	6,238,619
	5,000	(c)	5.00	(a)	08/25/37	4,291,531
	1,856	Onslow Bay Financial LLC, Class A1 (c)	3.00	(a)	01/25/52	1,569,864
	683	PMC PLS ESR Issuer LLC (c)	5.114		02/25/27	677,536
EUR	64	Portman Square IE 3 Month EURIBOR + 3.50% (Ireland) (c)	6.586	(a)	07/25/63	69,624
		PRET LLC
	$952	(c)	4.843		09/25/51	943,111
	860	(c)	7.021		02/25/54	862,699
	2,138	(c)	7.143		03/25/54	2,145,775
	2,261	(c)	8.112		11/25/53	2,277,266
		PRKCM Trust
	2,572	(c)	6.598		02/25/58	2,598,928
	1,702	(c)	7.225		11/25/58	1,733,260
		PRPM LLC
	1,019	(c)	3.75		03/25/54	947,055
	2,000	(c)	4.00		05/25/54	1,712,564
	818	(c)	4.40		04/25/67	801,776
	2,719	(c)	6.959		02/25/29	2,751,787
	1,671	Rain City Mortgage Trust (c)	6.53	(a)	11/25/29	1,673,678
	34	RBSSP Resecuritization Trust (c)	93.019	(a)	09/26/37	254,820
	13,196	Residential Asset Securitization Trust, IO	0.50		04/25/37	242,031
See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	283	Resloc UK PLC 3 Month EURIBOR + 0.45% (United Kingdom)	3.931	(a)%	12/15/43	$292,091
	$2,102	RiverView HECM Trust 1 Month Term SOFR + 0.38%	5.122	(a)	05/25/47	1,851,268
		RMF Buyout Issuance Trust
	500	(c)	3.147	(a)	11/25/31	476,948
	2,000	(c)	3.69	(a)	11/25/31	1,866,953
	1,500	(c)	4.50	(a)	04/25/32	1,220,791
	2,000	(c)	4.704	(a)	11/25/31	1,841,228
	1,200	(c)	4.75	(a)	10/25/50	1,029,583
	10,901	(c)	6.00	(a)	11/25/31 - 10/25/50	8,335,207
		RMF Proprietary Issuance Trust
	3,428	(c)	2.75	(a)	10/25/63	3,014,272
	2,197	(c)	3.00	(a)	01/25/62	1,931,169
	2,316	(c)	3.25	(a)	04/26/60	2,001,644
	1,250	(c)	3.75	(a)	06/25/62	896,363
	2,187	(c)	4.00	(a)	08/25/62	2,022,972
		Seasoned Credit Risk Transfer Trust
	15,728		3.00		09/25/55 - 11/25/63	13,422,591
	1,909		3.25		07/25/56 - 06/25/57	1,687,928
	2,382		3.50		07/25/58 - 05/25/64	2,114,220
	1,390		4.00		03/25/58 - 02/25/59	1,288,602
	3,910	(c)	4.25	(a)	08/25/59 - 05/25/60	3,670,867
	1,744	(c)	4.50	(a)	06/25/57 - 02/25/59	1,629,645
	3,832	(c)	4.75	(a)	07/25/58 - 10/25/58	3,687,023
	54	Sequoia Mortgage Trust 1 Month Term SOFR + 0.89%	5.654	(a)	01/20/36	39,025
	313	Stanwich Mortgage Loan Co. LLC (c)	6.235		10/16/26	313,491
		Structured Adjustable Rate Mortgage Loan Trust
	171	1 Month Term SOFR + 0.35%	5.092	(a)	03/25/35	156,424
	142		6.193	(a)	02/25/35	139,566
		Structured Asset Mortgage Investments II Trust
	34		3.941	(a)	04/19/35	30,517
	66	1 Month Term SOFR + 0.57%	5.312	(a)	05/25/45	58,882
	44	Structured Asset Securities Corp. Mortgage Pass-Through Certificates	7.411	(a)	11/25/30	43,560
EUR	739	TDA 19-Mixto FTA 3 Month EURIBOR + 3.50% (Spain)	6.955	(a)	03/22/36	804,828
	413	TDA 27 FTA 3 Month EURIBOR + 0.19% (Spain)	3.535	(a)	12/28/50	394,104

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$124	TIAA Bank Mortgage Loan Trust (c)	4.00	(a)%	11/25/48	$115,671
271	VCAT LLC, Class A1 (c)	5.115		03/27/51	270,931
	Total Mortgages - Other (Cost $183,499,995)				187,841,101
	Short-Term Investments (20.1%)
	Commercial Paper (1.2%)
6,000	HSBC USA, Inc. (c)(e) (Cost $5,814,334)	5.985		05/20/25	5,844,262
	U.S. Treasury Securities (7.5%)
	U.S. Treasury Bill,
10,000	(f)(g)	4.641		1/16/25	9,906,013
15,000	(f)	4.86		11/21/24	14,958,188
5,434	(f)(g)	5.192		1/16/25	5,382,928
5,000	(f)	5.379		11/21/24	4,985,636
	Total U.S. Treasury Securities (Cost $35,224,978)				35,232,765
NUMBER OF SHARES (000)
	Investment Company (11.4%)
53,351	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 4.78% (See Note 9) (Cost $53,350,722)				53,350,722
	Total Short-Term Investments (Cost $94,390,034)				94,427,749
	Total Investments (Cost $547,157,515) (h)(i)			116.8%	549,313,079
	Liabilities in Excess of Other Assets			(16.8)	(79,063,350)
	Net Assets			100.0%	$470,249,729

  CMT  Constant Maturity Treasury Note Rate.

  DAC  Designated Activity Company.

  EURIBOR  Euro Interbank Offered Rate.

  HECM  Home Equity Conversion Mortgage.

  IO  Interest Only Security.

  LIBOR  London Interbank Offered Rate.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  SOFR  Secured Overnight Financing Rate.

  SOFR30A  30-Day Average Secured Overnight Financing Rate.

  SONIA  Sterling Overnight Index Average.

  STRIPS  Separate Trading of Registered Interest and Principal of Securities.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  October 31, 2024 continued

  TBA  To Be Announced.

  (a)  Floating or variable rate securities: The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (b)  Security is subject to delayed delivery.

  (c)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (d)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at October 31, 2024.

  (e)  The rates shown are the effective yields at the date of purchase.

  (f)  Rate shown is the yield to maturity at October 31, 2024.

  (g)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

  (h)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.

  (i)  At October 31, 2024, the aggregate cost for federal income tax purposes is $544,442,746. The aggregate gross unrealized appreciation is $14,917,128 and the aggregate gross unrealized depreciation is $12,960,425, resulting in net unrealized appreciation of $1,956,703.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at October 31, 2024:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank NA	GBP	2,738,028		$3,559,966	1/17/25	$30,110
Credit Agricole CIB	CAD	2,113,737		$1,538,228	1/17/25	16,041
Credit Agricole CIB	EUR	113,262		$123,313	1/17/25	(285)
JPMorgan Chase Bank NA	EUR	16,451,848		$17,957,488	1/17/25	4,239
Royal Bank of Canada	DKK	46,178,435		$6,773,321	1/17/25	12,460
Standard Chartered Bank		$92,841	DKK	636,956	1/17/25	414
Westpac Banking Corp.		$61,748	AUD	92,417	1/17/25	(891)
						$62,088

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  October 31, 2024 continued

Futures Contracts:

The Fund had the following futures contracts open at October 31, 2024:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED DEPRECIATION
Long:
U.S. Treasury Long Bond (United States)	18	Dec-24	$1,800	$2,123,438	$(115,718)
U.S. Treasury 2 yr. Note (United States)	154	Dec-24	30,800	31,715,578	(288,750)
U.S. Treasury 5 yr. Note (United States)	1,082	Dec-24	108,200	116,027,594	(2,148,992)
U.S. Treasury 10 yr. Note (United States)	110	Dec-24	11,000	12,151,562	(408,203)
					$(2,961,663)

AUD  — Australian Dollar

CAD  — Canadian Dollar

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound

USD  — United States Dollar

Portfolio Composition (unaudited)

CLASSIFICATION	PERCENTAGE OF TOTAL INVESTMENTS
Mortgages - Other	34.2%
Agency Fixed Rate Mortgages	26.0
Short-Term Investments	17.2
Asset-Backed Securities	15.2
Collateralized Mortgage Obligations - Agency Collateral Series	3.1
Commercial Mortgage-Backed Securities	2.7
Corporate Bonds	1.2
Agency Adjustable Rate Mortgages	0.4
Total	100.0	%*

  *  Does not include open futures contracts with a value of $162,018,172 with total unrealized depreciation of $2,961,663. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $62,088.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities October 31, 2024

Assets:
Investments in securities, at value (cost $493,749,108)	$495,906,187
Investments in affiliates, at value (cost $53,408,407)	53,406,892
Total investments in securities, at value (cost $547,157,515)	549,313,079
Unrealized appreciation on open foreign currency forward exchange contracts	63,264
Cash (including foreign currency valued at $2,186,892 with a cost of $2,199,118)	3,614,507
Receivable for:
Investments sold	9,046,479
Interest	1,367,077
Shares of beneficial interest sold	471,368
Interest and dividends from affiliates	115,067
Prepaid expenses and other assets	103,268
Total Assets	564,094,109
Liabilities:
Unrealized depreciation on open foreign currency forward exchange contracts	1,176
Payable for:
Investments purchased	92,955,074
Shares of beneficial interest redeemed	194,176
Variation margin on open futures contracts	171,711
Dividends to shareholders	155,486
Advisory fee	115,711
Transfer and sub transfer agency fees	77,696
Trustees' fees	35,465
Administration fee	31,363
Distribution fee	16,345
Accrued expenses and other payables	90,177
Total Liabilities	93,844,380
Net Assets	$470,249,729
Composition of Net Assets:
Paid-in-Capital	$483,009,019
Total Accumulated Loss	(12,759,290)
Net Assets	$470,249,729

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Assets and Liabilities October 31, 2024

Class A Shares:
Net Assets	$59,470,173
Shares Outstanding (unlimited shares authorized, $0.01 par value)	7,614,233
Net Asset Value Per Share	$7.81
Maximum Offering Price Per Share, (net asset value plus 3.36% of net asset value)	$8.07
Class L Shares:
Net Assets	$302,347
Shares Outstanding (unlimited shares authorized, $0.01 par value)	39,093
Net Asset Value Per Share	$7.73
Class I Shares:
Net Assets	$405,823,968
Shares Outstanding (unlimited shares authorized, $0.01 par value)	52,766,022
Net Asset Value Per Share	$7.69
Class C Shares:
Net Assets	$4,637,002
Shares Outstanding (unlimited shares authorized, $0.01 par value)	598,645
Net Asset Value Per Share	$7.75
Class R6 Shares:
Net Assets	$16,239
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,116
Net Asset Value Per Share	$7.67

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations For the year ended October 31, 2024

Net Investment Income: Income
Interest	$19,937,679
Interest and dividends from affiliates (Note 9)	808,428
Total Income	20,746,107
Expenses
Advisory fee (Note 4)	1,654,062
Sub transfer agency fees and expenses (Class A)	42,208
Sub transfer agency fees and expenses (Class L)	189
Sub transfer agency fees and expenses (Class I)	267,294
Sub transfer agency fees and expenses (Class C)	2,014
Administration fee (Note 4)	281,542
Professional fees	246,085
Distribution fee (Class A)	131,668
Distribution fee (Class L)	1,483
Distribution fee (Class C)	30,941
Registration fees	107,767
Custodian fees (Note 7)	62,317
Shareholder reports and notices	54,189
Transfer agency fees and expenses (Class A) (Note 6)	20,160
Transfer agency fees and expenses (Class L) (Note 6)	2,840
Transfer agency fees and expenses (Class I) (Note 6)	15,871
Transfer agency fees and expenses (Class C) (Note 6)	2,925
Transfer agency fees and expenses (Class R6) (Note 6)	3,616
Trustees' fees and expenses	7,971
Other	104,271
Total Expenses	3,039,413
Less: waiver of Advisory fees (Note 4)	(230,032)
Less: reimbursement of transfer agency and sub transfer agency fees (Note 4)	(175,265)
Less: reimbursement of class specific expenses (Class A) (Note 4)	(9,686)
Less: reimbursement of class specific expenses (Class L) (Note 4)	(2,585)
Less: reimbursement of class specific expenses (Class I) (Note 4)	(135,250)
Less: reimbursement of class specific expenses (Class C) (Note 4)	(298)
Less: reimbursement of class specific expenses (Class R6) (Note 4)	(3,616)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(23,131)
Net Expenses	2,459,550
Net Investment Income	18,286,557
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	5,809,939
Investments in affiliates (Note 9)	(61)
Foreign currency forward exchange contracts	607,056
Foreign currency transaction	73,068
Futures contracts	2,539,705
Net Realized Gain	9,029,707
Change in Unrealized Appreciation (Depreciation) on:
Investments	14,395,784
Investments in affiliates (Note 9)	2,254
Foreign currency forward exchange contracts	(855,424)
Foreign currency translation	(12,194)
Futures contracts	(772,954)
Net Change in Unrealized Appreciation (Depreciation)	12,757,466
Net Gain	21,787,173
Net Increase in Net Assets Resulting from Operations	$40,073,730

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2024	FOR THE YEAR ENDED OCTOBER 31, 2023
Increase (Decrease) in Net Assets: Operations:
Net investment income	$18,286,557	$11,203,805
Net realized gain (loss)	9,029,707	(8,093,302)
Net change in unrealized appreciation (depreciation)	12,757,466	851,537
Net Increase in Net Assets Resulting from Operations	40,073,730	3,962,040
Dividends and Distributions to Shareholders:
Class A	(2,726,243)	(2,181,210)
Class L	(14,598)	(19,432)
Class I	(16,521,786)	(9,569,656)
Class C	(137,699)	(133,735)
Class R6	(697)	(599)
Total Dividends and Distributions to Shareholders	(19,401,023)	(11,904,632)
Net increase from transactions in shares of beneficial interest	182,233,972	95,288,176
Net Increase	202,906,679	87,345,584
Net Assets:
Beginning of period	267,343,050	179,997,466
End of Period	$470,249,729	$267,343,050

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  October 31, 2024

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund applies investment company accounting and reporting guidance Accounting Standard Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares and Class R6 shares. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares, Class I shares and Class R6 shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser, determines that the closing price, last

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sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such

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Notes to Financial Statements  ◼  October 31, 2024 continued

securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agency, Sub Transfer Agency and Co-Transfer Agency fees.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

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Notes to Financial Statements  ◼  October 31, 2024 continued

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

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Notes to Financial Statements  ◼  October 31, 2024 continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$2,365,063	$—	$2,365,063
Agency Fixed Rate Mortgages	—	142,713,474	—	142,713,474
Asset-Backed Securities	—	83,343,163	—	83,343,163
Collateralized Mortgage Obligations — Agency Collateral Series	—	17,086,058	—	17,086,058
Commercial Mortgage-Backed Securities	—	14,788,664	—	14,788,664
Corporate Bonds	—	6,747,807	—	6,747,807
Mortgages — Other	—	187,841,101	—	187,841,101
Total Fixed Income Securities	—	454,885,330	—	454,885,330
Short-Term Investments
Commercial Paper	—	5,844,262	—	5,844,262
U.S. Treasury Securities	—	35,232,765	—	35,232,765
Investment Company	53,350,722	—	—	53,350,722
Total Short-Term Investments	53,350,722	41,077,027	—	94,427,749
Foreign Currency Forward Exchange Contracts	—	63,264	—	63,264
Total Assets	53,350,722	496,025,621	—	549,376,343
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,176)	—	(1,176)
Futures Contracts	(2,961,663)	—	—	(2,961,663)
Total Liabilities	(2,961,663)	(1,176)	—	(2,962,839)
Total	$50,389,059	$496,024,445	$—	$546,413,504

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

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Notes to Financial Statements  ◼  October 31, 2024 continued

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — In connection with its investments in foreign securities, the Fund entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of

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market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

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Notes to Financial Statements  ◼  October 31, 2024 continued

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of October 31, 2024:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	$63,264	Unrealized depreciation on open foreign currency forward exchange contracts	$(1,176)
Interest Rate Risk	Variation margin on open futures contracts	—	Variation margin on open futures contracts	(2,961,663	)(a)
		$63,264		$(2,962,839)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended October 31, 2024 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$2,539,705	$—
Currency Risk	—	607,056
Total	$2,539,705	$607,056

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$(772,954)	$—
Currency Risk	—	(855,424)
Total	$(772,954)	$(855,424)

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Notes to Financial Statements  ◼  October 31, 2024 continued

At October 31, 2024, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(a)	ASSETS(b)	LIABILITIES(b)
Foreign Currency Forward Exchange Contracts	$63,264	$(1,176)

(a)  Excludes exchange-traded derivatives.

(b)  Absent an event of default or early termination, over-the-counter ("OTC") derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

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Notes to Financial Statements  ◼  October 31, 2024 continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of October 31, 2024:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Citibank NA	$30,110	$—	$—	$30,110
Credit Agricole CIB	16,041	(285)	—	15,756
JPMorgan Chase Bank NA	4,239	—	—	4,239
Royal Bank of Canada	12,460	—	—	12,460
Standard Chartered Bank	414	—	—	414
Total	$63,264	$(285)	$—	$62,979

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Credit Agricole CIB	$285	$(285)	$—	$0
Westpac Banking Corp.	891	—	—	891
Total	$1,176	$(285)	$—	$891

For the year ended October 31, 2024, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$24,342,967
Futures Contracts:
Average monthly notional value	$138,867,519

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding

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Notes to Financial Statements  ◼  October 31, 2024 continued

$7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion. For the year ended October 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.40% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class A, 1.30% for Class L, 0.70% for Class I, 1.80% for Class C and 0.65% for Class R6. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the year ended October 31, 2024, $230,032 of advisory fees were waived and $151,435 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency and sub transfer agency fees. This was reflected as "reimbursement of transfer agency and sub transfer agency fees" in the Statement of Operations.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

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Notes to Financial Statements  ◼  October 31, 2024 continued

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2024, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2024, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares of $4,771 and received $35,498 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended October 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agent fees and expenses" in the Statement of Operations, amounted to $5,053.

7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

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Notes to Financial Statements  ◼  October 31, 2024 continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2024		FOR THE YEAR ENDED OCTOBER 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,494,658	$19,311,508	2,195,154	$16,477,927
Reinvestment of dividends and distributions	349,223	2,689,868	286,895	2,159,494
Redeemed	(1,433,534)	(11,085,168)	(1,574,634)	(11,788,800)
Net increase — Class A	1,410,347	10,916,208	907,415	6,848,621
CLASS L SHARES
Reinvestment of dividends and distributions	1,881	14,337	2,589	19,341
Redeemed	(1,891)	(14,373)	(65,954)	(495,867)
Net decrease — Class L	(10)	(36)	(63,365)	(476,526)
CLASS I SHARES
Sold	33,121,861	252,128,864	25,780,390	192,429,657
Reinvestment of dividends and distributions	2,165,500	16,442,794	1,289,336	9,537,130
Redeemed	(13,167,160)	(99,279,806)	(15,160,414)	(112,574,912)
Net increase — Class I	22,120,201	169,291,852	11,909,312	89,391,875
CLASS C SHARES
Sold	363,212	2,805,677	61,081	459,076
Reinvestment of dividends and distributions	17,916	137,012	17,980	134,411
Redeemed	(121,125)	(921,882)	(144,347)	(1,069,882)
Net increase (decrease) — Class C	260,003	2,020,807	(65,286)	(476,395)
CLASS R6 SHARES
Sold	587	4,478	—	—
Reinvestment of dividends and distributions	92	695	81	601
Redeemed	(4)	(32)	—	—
Net increase — Class R6	675	5,141	81	601
Net increase in Fund	23,791,216	$182,233,972	12,688,157	$95,288,176

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended October 31, 2024, aggregated $1,503,791,066 and $1,331,439,583, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $1,295,139,062 and $1,213,895,162, respectively.

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Notes to Financial Statements  ◼  October 31, 2024 continued

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended October 31, 2024, advisory fees paid were reduced by $23,131 relating to the Fund's investment in the Liquidity Fund.

The Fund had transactions with Morgan Stanley and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under Section 17 the Act.

A summary of the Fund's transactions in shares of affiliated investments during the year ended October 31, 2024 is as follows:

AFFILIATED INVESTMENT COMPANY/ ISSUER	VALUE OCTOBER 31, 2023	PURCHASES AT COST	PROCEEDS FROM SALES/ PAYDOWNS	DIVIDEND/ INTEREST INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE OCTOBER 31, 2024
Liquidity Fund	$7,021,923	$336,563,283	$290,234,484	$804,269	$—	$—	$53,350,722
Morgan Stanley Mortgage Loan Trust	63,255	—	9,278	4,159	(61)	2,254	56,170
Total	$7,085,178	$336,563,283	$290,243,762	$808,428	$(61)	$2,254	$53,406,892

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2024, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $1,713. At October 31, 2024, the Fund had an accrued pension liability of $35,465, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  October 31, 2024 continued

the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended October 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 DISTRIBUTIONS PAID FROM:	2023 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	ORDINARY INCOME
$19,401,023	$11,904,632

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  October 31, 2024 continued

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2024.

At October 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$2,262,209	$—

At October 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $8,486,320 and $8,294,238, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $5,356,499.

11. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  October 31, 2024 continued

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  October 31, 2024 continued

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended October 31, 2024, the Fund did not have any borrowings under the Facility.

13. Other

At October 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 76.9%.

14. LIBOR Discontinuance or Unavailability Risk

The Fund's investments, payment obligations and financing terms may be based on floating rates, such as the London Interbank Offered Rates (collectively, "LIBOR"), Euro Interbank Offered Rate, Secured Overnight Financing Rate ("SOFR") and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. LIBOR was the basic rate of interest used in lending transactions between banks on the London interbank market and was widely used as a reference for setting the interest rate on loans globally. As a result of benchmark reforms, publication of most LIBOR settings has ceased. However, the publication of certain other LIBORs will continue to be published on a temporary, synthetic and non-representative basis (e.g., the 1-month, 3-month, and 6-month USD LIBOR settings which are expected to be continued to be published until the end of September 2024). As these synthetic LIBOR settings are expected to be published for a limited period of time and are considered non-representative of the underlying market, regulators have advised that these settings should be used only in limited circumstances. Various financial industry groups have been planning for the transition from LIBOR and certain regulators and industry groups have taken actions to establish alternative reference rates (e.g., the SOFR, which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities and is intended to replace U.S. dollar LIBORs with certain adjustments).There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR. These developments could negatively impact financial markets in general and present heightened risks, including with respect to the Fund's investments. As a result of the uncertainty and developments relating to the transition process, performance, price volatility, liquidity and value of the Fund and its assets may be adversely affected.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2024		2023		2022		2021		2020
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.27		$7.43		$8.60		$8.62		$8.79
Income (loss) from investment operations:
Net investment income	0.38		0.37		0.26		0.20		0.24
Net realized and unrealized gain (loss)	0.56		(0.13)		(1.17)		(0.02)		(0.07)
Total income (loss) from investment operations	0.94		0.24		(0.91)		0.18		0.17
Less distributions from:
Net investment income	(0.40)		(0.40)		(0.26)		(0.20)		(0.31)
Net realized gain	—		—		—		—		(0.03)
Total distributions	(0.40)		(0.40)		(0.26)		(0.20)		(0.34)
Net asset value, end of period	$7.81		$7.27		$7.43		$8.60		$8.62
Total Return	13.10	%(1)(2)	3.19	%(2)	(10.77	)%(2)	2.04	%(3)	2.09	%(3)
Ratios to Average Net Assets:
Net expenses	0.94	%(4)(5)(6)	1.00	%(5)(6)	0.99	%(5)(6)	0.99	%(5)(6)	0.99	%(5)(6)
Net investment income	4.94	%(4)(5)(6)	4.98	%(5)(6)	3.15	%(5)(6)	2.25	%(5)(6)	2.84	%(5)(6)
Rebate from Morgan Stanley affiliate	0.01%		0.00	%(7)	0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$59,470		$45,123		$39,360		$51,289		$48,756
Portfolio turnover rate	383%		429%		334%		317%		233%

(1)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return of Class A shares.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(4)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class A shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.99%	4.89%

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	1.08%	4.80%
October 31, 2023	1.20	4.78
October 31, 2022	1.19	2.95
October 31, 2021	1.15	2.09
October 31, 2020	1.16	2.67

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2024		2023		2022		2021		2020
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.20		$7.37		$8.52		$8.55		$8.71
Income (loss) from investment operations:
Net investment income	0.35		0.35		0.24		0.17		0.22
Net realized and unrealized gain (loss)	0.55		(0.14)		(1.15)		(0.03)		(0.06)
Total income (loss) from investment operations	0.90		0.21		(0.91)		0.14		0.16
Less distributions from:
Net investment income	(0.37)		(0.38)		(0.24)		(0.17)		(0.29)
Net realized gain	—		—		—		—		(0.03)
Total distributions	(0.37)		(0.38)		(0.24)		(0.17)		(0.32)
Net asset value, end of period	$7.73		$7.20		$7.37		$8.52		$8.55
Total Return	12.76	%(1)(2)	2.83	%(1)	(10.90	)%(1)	1.64	%(3)	1.93	%(3)
Ratios to Average Net Assets:
Net expenses	1.23	%(4)(5)(6)	1.29	%(5)(6)	1.29	%(5)(6)	1.29	%(5)(6)	1.29	%(5)(6)
Net investment income	4.65	%(4)(5)(6)	4.68	%(5)(6)	2.88	%(5)(6)	1.99	%(5)(6)	2.58	%(5)(6)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$302		$282		$755		$996		$1,144
Portfolio turnover rate	383%		429%		334%		317%		233%

(1)  Calculated based on the net asset value as of the last business day of the period.

(2)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return of Class L shares.

(3)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(4)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class L shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	1.29%	4.59%

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	2.24%	3.64%
October 31, 2023	2.22	3.75
October 31, 2022	1.67	2.50
October 31, 2021	1.61	1.67
October 31, 2020	1.53	2.34

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2024		2023		2022		2021		2020
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.16		$7.31		$8.45		$8.48		$8.64
Income (loss) from investment operations:
Net investment income	0.40		0.39		0.28		0.23		0.27
Net realized and unrealized gain (loss)	0.55		(0.12)		(1.14)		(0.04)		(0.06)
Total income (loss) from investment operations	0.95		0.27		(0.86)		0.19		0.21
Less distributions from:
Net investment income	(0.42)		(0.42)		(0.28)		(0.22)		(0.34)
Net realized gain	—		—		—		—		(0.03)
Total distributions	(0.42)		(0.42)		(0.28)		(0.22)		(0.37)
Net asset value, end of period	$7.69		$7.16		$7.31		$8.45		$8.48
Total Return	13.51	%(1)(2)	3.58	%(1)	(10.33	)%(1)	2.28	%(3)	2.58	%(3)
Ratios to Average Net Assets:
Net expenses	0.64	%(4)(5)(6)	0.70	%(5)(6)	0.69	%(5)(6)	0.69	%(5)(6)	0.69	%(5)(6)
Net investment income	5.24	%(4)(5)(6)	5.27	%(5)(6)	3.57	%(5)(6)	2.59	%(5)(6)	3.20	%(5)(6)
Rebate from Morgan Stanley affiliate	0.01%		0.00	%(7)	0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$405,824		$219,485		$136,895		$135,147		$116,307
Portfolio turnover rate	383%		429%		334%		317%		233%

(1)  Calculated based on the net asset value as of the last business day of the period.

(2)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return of Class I shares.

(3)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(4)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class I shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.69%	5.19%

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.81%	5.07%
October 31, 2023	0.91	5.06
October 31, 2022	0.91	5.06
October 31, 2021	0.87	2.41
October 31, 2020	0.91	2.98

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2024		2023		2022		2021		2020
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.21		$7.37		$8.53		$8.55		$8.72
Income (loss) from investment operations:
Net investment income	0.32		0.31		0.20		0.13		0.18
Net realized and unrealized gain (loss)	0.56		(0.13)		(1.16)		(0.02)		(0.07)
Total income (loss) from investment operations	0.88		0.18		(0.96)		0.11		0.11
Less distributions from:
Net investment income	(0.34)		(0.34)		(0.20)		(0.13)		(0.25)
Net realized gain	—		—		—		—		(0.03)
Total distributions	(0.34)		(0.34)		(0.20)		(0.13)		(0.28)
Net asset value, end of period	$7.75		$7.21		$7.37		$8.53		$8.55
Total Return	12.33	%(1)(2)	2.41	%(2)	(11.46	)%(2)	1.25	%(3)	1.33	%(3)
Ratios to Average Net Assets:
Net expenses	1.74	%(4)(5)(6)	1.80	%(5)(6)	1.79	%(5)(6)	1.79	%(5)(6)	1.76	%(5)(6)
Net investment income	4.14	%(4)(5)(6)	4.17	%(5)(6)	2.45	%(5)(6)	1.52	%(5)(6)	2.10	%(5)(6)
Rebate from Morgan Stanley affiliate	0.01%		0.00	%(7)	0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$4,637		$2,443		$2,978		$2,695		$5,110
Portfolio turnover rate	383%		429%		334%		317%		233%

(1)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return of Class C shares.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(4)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class C shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	1.79%	4.09%

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	1.87%	4.01%
October 31, 2023	2.01	3.96
October 31, 2022	1.98	2.26
October 31, 2021	1.94	1.37
October 31, 2020	1.90	1.96

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2024		2023		2022		2021		2020
Class R6 Shares(1)
Selected Per Share Data:
Net asset value, beginning of period	$7.15		$7.30		$8.45		$8.47		$8.64
Income (loss) from investment operations:
Net investment income	0.40		0.39		0.29		0.23		0.27
Net realized and unrealized gain (loss)	0.54		(0.11)		(1.15)		(0.03)		(0.07)
Total income (loss) from investment operations	0.94		0.28		(0.86)		0.20		0.20
Less distributions from:
Net investment income	(0.42)		(0.43)		(0.29)		(0.22)		(0.34)
Net realized gain	—		—		—		—		(0.03)
Total distributions	(0.42)		(0.43)		(0.29)		(0.22)		(0.37)
Net asset value, end of period	$7.67		$7.15		$7.30		$8.45		$8.47
Total Return	13.45	%(2)(3)	3.76	%(2)	(10.41	)%(2)	2.43	%(4)	2.51	%(4)
Ratios to Average Net Assets:
Net expenses	0.59	%(5)(6)(7)	0.65	%(6)(7)	0.64	%(6)(7)	0.65	%(6)(7)	0.64	%(6)(7)
Net investment income	5.29	%(5)(6)(7)	5.33	%(6)(7)	3.59	%(6)(7)	2.63	%(6)(7)	3.26	%(6)(7)
Rebate from Morgan Stanley affiliate	0.01%		0.00	%(8)	0.01%		0.00	%(8)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$16		$10		$10		$11		$11
Portfolio turnover rate	383%		429%		334%		317%		233%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return of Class R6 shares.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class R6 shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.64%	5.24%

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
October 31, 2024	30.00%	(24.12)%
October 31, 2023	26.50	(20.52)
October 31, 2022	20.23	(16.00)
October 31, 2021	20.64	(17.36)
October 31, 2020	19.93	(16.03)

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Mortgage Securities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Mortgage Securities Trust (the "Fund"), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.

Boston, Massachusetts
December 23, 2024

Morgan Stanley Mortgage Securities Trust

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and,

Morgan Stanley Mortgage Securities Trust

Investment Advisory Agreement Approval (unaudited) continued

where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee and total expense ratio were higher than its peer group averages and the actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and management fee were competitive with its peer group averages and (ii) the total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the

Morgan Stanley Mortgage Securities Trust

Investment Advisory Agreement Approval (unaudited) continued

historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Mortgage Securities Trust

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended October 31, 2024.

The Fund designated $18,718,530 of its distributions paid as qualified interest income.

The Fund designated $19,401,023 of its distributions paid as business interest income.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling 1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2024 Morgan Stanley

MTGAX-NCSR 10.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed as part of the Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	December 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	December 17, 2024

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	December 17, 2024